    As filed with the Securities and Exchange Commission on February 25, 2003
                                                    Registration Nos. 333-100287
                                                                   and 811-09507

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                          Pre-effective Amendment No.              [ ]
                        Post-effective Amendment No. 1             [X]
                                       and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   [ ]
                                   ACT OF 1940
                                  AMENDMENT NO. 2                  [X]

                    FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
                    ----------------------------------------
                           (EXACT NAME OF REGISTRANT)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                    ----------------------------------------
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
            ---------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (206) 232-8400

Name and Address of Agent for Service:           Copy to:

John R. Patton, FLMI, FLHC, CLU, ChFC            Mary Jane Wilson-Bilik, Esq.
Assistant Vice President and Secretary           Sutherland Asbill & Brennan LLP
Farmers New World Life Insurance Company         1275 Pennsylvania Avenue, N.W.
3003 - 77th Avenue, S.E.                         Washington, DC  20004-2415
Mercer Island, Washington 98040

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ] On __________ pursuant to paragraph (b) of Rule 485

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [X] On May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               -------------------

                      Title of securities being registered:
    Units of interest in a separate account under individual flexible premium variable life insurance policies.

PROSPECTUS MAY 1, 2003

        FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY (ACCUMULATOR VUL)
                                    ISSUED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                     THROUGH
                    FARMERS VARIABLE LIFE SEPARATE ACCOUNT A

HOME OFFICE:                                 SERVICE CENTER:

3003 - 77th AVENUE, S.E.                     P.O. BOX 724208
MERCER ISLAND, WASHINGTON  98040             ATLANTA, GEORGIA  31139
(206) 232-8400                               1-877-376-8008 (TOLL FREE)
                                             8:00 A.M. TO 6:00 P.M. EASTERN TIME

This prospectus describes the Accumulator VUL, an individual, flexible premium variable life insurance policy (the "Policy") issued by Farmers New World Life Insurance Company. The Policy provides life insurance, with a life insurance benefit (the death benefit proceeds) payable if the insured dies while the Policy is in force. The amount of life insurance, and the number of years the Policy is in force, may increase or decrease, depending on the investment experience of the subaccounts of the Farmers Variable Life Separate Account A ("variable account") in which you invest. You choose one of two death benefit options.

INVESTMENT RISK -- Your Contract Value will vary according to the investment performance of the portfolio(s) in which you invest and the Policy charges deducted. You bear the investment risk on amounts you allocate to the subaccounts. YOU MAY BE REQUIRED TO PAY ADDITIONAL PREMIUMS TO KEEP THE POLICY IN FORCE. The Policy is not suitable as a short-term savings vehicle because the surrender charge is considerable.

LOANS, WITHDRAWALS AND SURRENDERS -- You may borrow against or withdraw money from this Policy, within limits. Loans and withdrawals reduce the Policy's death benefit proceeds and its Surrender Value, and increase the risk that your Policy will lapse without value. If your Policy lapses while loans are outstanding, you will have no Surrender Value and you will likely have to pay a significant amount in taxes.

TAX RISK -- Tax laws are unclear in a variety of areas. You should review the "Federal Tax Considerations" section of this prospectus carefully, ESPECIALLY IF YOU ARE PURCHASING THIS POLICY WITH THE INTENTION OF TAKING POLICY LOANS OR PARTIAL SURRENDERS AT ANY TIME IN THE FUTURE, OR IF YOU INTEND TO KEEP THE POLICY IN FORCE AFTER THE INSURED REACHES AGE 100. You should consult a tax advisor to learn more about the tax risks of this Policy.

This prospectus provides basic information that a prospective owner should know before investing. You should keep this prospectus for future reference.

You should consider whether this Policy is suitable for you in light of your life insurance needs. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR TO MAINTAIN THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY.

INVESTING IN THIS POLICY INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PREMIUMS. PLEASE READ THE "RISK SUMMARY" SECTION OF THIS PROSPECTUS. IT DESCRIBES SOME OF THE RISKS ASSOCIATED WITH INVESTING IN THE POLICY.

This Policy has 18 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 17 subaccounts. The subaccounts invest in the following 17 portfolios:

[ ]      DEUTSCHE ASSET MANAGEMENT VIT FUNDS
             Equity 500 Index Fund - Class B Shares

[ ]      WM VARIABLE TRUST - CLASS 2 SHARES
         STRATEGIC ASSET MANAGEMENT PORTFOLIOS
             WM SAM Strategic Growth Portfolio
             WM SAM Conservative Growth Portfolio
             WM SAM Balanced Portfolio
             WM SAM Conservative Balanced Portfolio
             WM SAM Flexible Income Portfolio

[ ]      WM VARIABLE TRUST - CLASS 2 SHARES
         EQUITY FUNDS
             WM Equity Income Fund
             WM Growth & Income Fund
             WM West Coast Equity Fund
             WM Growth Fund
             WM Mid Cap Stock Fund
             WM Small Cap Stock Fund
             WM International Growth Fund

[ ]      WM VARIABLE TRUST - CLASS 2 SHARES
         FIXED-INCOME FUNDS
             WM Short Term Income Fund
             WM U.S. Government Securities Fund
             WM Income Fund
             WM Money Market Fund

AN INVESTMENT IN THIS POLICY IS NOT A BANK DEPOSIT, AND THE POLICY IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

   A prospectus for each of the portfolios available through this Policy must accompany this prospectus. Please read these documents before investing and save them for future reference.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
               TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

TABLE OF CONTENTS

POLICY BENEFITS/RISKS SUMMARY.........................................................................................    1
POLICY BENEFITS.......................................................................................................    1
    The Policy in General.............................................................................................    1
    Premium Flexibility...............................................................................................    1
    Death Benefits....................................................................................................    2
    Surrenders and Withdrawals........................................................................................    2
    Transfers.........................................................................................................    2
    Loans.............................................................................................................    3
POLICY RISKS..........................................................................................................    3
    Investment Risk...................................................................................................    3
    Risk of Lapse.....................................................................................................    3
    Tax Risks.........................................................................................................    4
    Limits on Cash Withdrawals........................................................................................    4
    Loan Risks........................................................................................................    4
    Increase in Current Fees and Expenses.............................................................................    5
    Effects of Surrender Charges......................................................................................    5
PORTFOLIO RISKS.......................................................................................................    5
FEE TABLE.............................................................................................................    6
FARMERS NEW WORLD LIFE INSURANCE COMPANY AND THE FIXED ACCOUNT........................................................   11
    Farmers New World Life Insurance Company..........................................................................   11
    The Fixed Account.................................................................................................   11
THE VARIABLE ACCOUNT AND THE PORTFOLIOS...............................................................................   11
    The Variable Account..............................................................................................   11
    The Portfolios....................................................................................................   12
    Investment Objectives of the Portfolios...........................................................................   12
    Availability of the Portfolios....................................................................................   14
    Your Right to Vote Portfolio Shares...............................................................................   14
THE POLICY............................................................................................................   15
    Purchasing a Policy...............................................................................................   15
    Tax-Free 'Section 1035' Exchanges.................................................................................   15
    When Insurance Coverage Takes Effect..............................................................................   15
    Canceling a Policy (Right-to-Examine Period)......................................................................   16
    State Variations..................................................................................................   16
    Other Policies....................................................................................................   16
    Ownership Rights..................................................................................................   17
    Modifying the Policy..............................................................................................   17
    Policy Termination................................................................................................   18
PREMIUMS..............................................................................................................   18
    Premium Flexibility...............................................................................................   18
    Minimum Premiums..................................................................................................   19
    Allocating Premiums...............................................................................................   20
CONTRACT VALUES.......................................................................................................   21
    Subaccount Value..................................................................................................   21
    Subaccount Unit Value.............................................................................................   21
    Fixed Account Value...............................................................................................   21
    Loan Account Value................................................................................................   22
CHARGES AND DEDUCTIONS................................................................................................   22
    Premium Deductions................................................................................................   23
    Monthly Deduction.................................................................................................   23
    Mortality and Expense Risk Charge.................................................................................   26
    Surrender Charge..................................................................................................   26
    Transfer Charge...................................................................................................   27
    Portfolio Expenses................................................................................................   27
    Other Charges.....................................................................................................   27

DEATH BENEFIT.........................................................................................................   27
    Death Benefit Proceeds............................................................................................   27
    Death Benefit Options.............................................................................................   28
    Changing Death Benefit Options....................................................................................   29
    Effects of Withdrawals on the Death Benefit.......................................................................   30
    Changing the Principal Sum........................................................................................   30
    Payment Options...................................................................................................   31
SUPPLEMENTAL BENEFITS (RIDERS)........................................................................................   31
SURRENDERS AND WITHDRAWALS............................................................................................   32
    Surrender Value...................................................................................................   32
    Partial Withdrawals...............................................................................................   33
    When We Will Make Payments........................................................................................   33
TRANSFERS.............................................................................................................   34
    Third Party Transfers.............................................................................................   34
    Excessive Trading Limits..........................................................................................   35
    Telephone Transfers...............................................................................................   35
LOANS.................................................................................................................   36
    Effects of Policy Loans...........................................................................................   37
POLICY LAPSE..........................................................................................................   37
    Lapse.............................................................................................................   37
    Reinstatement.....................................................................................................   38
FEDERAL TAX CONSIDERATIONS............................................................................................   38
    Tax Status of the Policy..........................................................................................   38
    Tax Treatment of Policy Benefits..................................................................................   39
ADDITIONAL INFORMATION................................................................................................   42
    Sale of the Policies..............................................................................................   42
    Legal Proceedings.................................................................................................   43
    Financial Statements..............................................................................................   43
PERFORMANCE DATA......................................................................................................   43
    Hypothetical Illustrations Based on Adjusted Historic Portfolio Performance.......................................   43
ILLUSTRATIONS.........................................................................................................   44
TABLE OF CONTENTS FOR THE SAI.........................................................................................   50
GLOSSARY..............................................................................................................   51
APPENDIX A - GUARANTEED MAXIMUM COST OF INSURANCE RATES...............................................................  A-1
APPENDIX B - FINANCIAL STATEMENTS.....................................................................................  B-1

POLICY BENEFITS/RISKS SUMMARY

         This summary provides only a brief overview of the more important benefits and risks of the Policy. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information ("SAI"). For your convenience, we have provided a Glossary at the end of the prospectus that defines certain words and phrases used in the prospectus.

POLICY BENEFITS

                              THE POLICY IN GENERAL

- TAX-DEFERRED ACCUMULATION. This Policy is an individual flexible premium variable life insurance policy. The Policy offers lifetime insurance protection, with a death benefit payable if the insured dies while the Policy is in effect. The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy's Contract Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).

- LONG-TERM SAVINGS VEHICLE. The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should consider the Policy in conjunction with other insurance you own. THE POLICY IS NOT SUITABLE AS A SHORT-TERM SAVINGS VEHICLE.

- PERSONALIZED ILLUSTRATIONS. You [will/may] receive personalized illustrations in connection with the purchase of this Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value.

- FIXED ACCOUNT. You may place money in the fixed account where it earns interest at an annual rate of at least 2.5%. We may declare higher rates of interest, but are not obligated to do so.

- SEPARATE ACCOUNT. You may allocate premium(s) to one or more subaccounts of the variable account. Investment returns from amounts allocated to the subaccounts will vary with the investment experience of these subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

                               PREMIUM FLEXIBILITY

- FLEXIBLE PREMIUMS. You can select a premium plan. Within certain limits specified in your Policy, you can vary the frequency and amount of premiums. You may be able to skip premium payments under certain circumstances. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum premium. After you pay an initial premium, you can pay subsequent premiums (minimum $25) at any time. You may also choose to have premiums deducted directly from your bank account.

-        MINIMUM PREMIUMS. This Policy does not provide a no-lapse period.
         PAYING THE MINIMUM PREMIUMS FOR THE POLICY MAY REDUCE YOUR RISK OF LAPSE, BUT WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. It is likely that additional premiums will be necessary to keep the Policy in force until maturity.

- RIGHT-TO-EXAMINE PERIOD. You may cancel a Policy during the "right-to-examine period" by returning it to our Home Office. If you decide to cancel the Policy during the right-to-examine period, we will refund an amount equal to the greater of Contract Value at the end of the Valuation Date on which we receive the returned Policy at our Home Office or the sum of all premiums paid for the Policy.

                                 DEATH BENEFITS

- As long as the Policy remains in force, we will pay a death benefit payment to the beneficiary upon the death of the insured.

-        You must choose one of two death benefit options under the Policy.

         - OPTION A IS A VARIABLE DEATH BENEFIT THROUGH ATTAINED AGE 99 THAT IS THE GREATER OF:

                  - the principal sum plus the Contract Value on the date of death; or

                  - the Contract Value multiplied by the applicable death benefit percentage.

         - OPTION B IS A LEVEL DEATH BENEFIT THROUGH ATTAINED AGE 99 THAT IS THE GREATER OF:

                  -        the principal sum on the date of death; or

                  - the Contract Value multiplied by the applicable death benefit percentage.

Any death benefit proceeds paid will be increased by any additional insurance benefits that are payable under the terms of any riders you added to the Policy and will be reduced by the amount of any outstanding loan amount (plus any interest you owe) and any due and unpaid monthly deductions.

CHANGE IN DEATH BENEFIT OPTION AND PRINCIPAL SUM. If the insured provides evidence of insurability satisfactory to us, you may change the death benefit option or increase or decrease the principal sum once each Policy year (but you may not change both the death benefit option and principal sum during the same Policy year unless done simultaneously). A change in death benefit or principal sum may have tax consequences. Surrender charges may apply. You may not decrease the principal sum below the minimum principal sum amount shown on your Policy's specifications page. If you reduce your principal sum below $100,000, higher cost of insurance rates will be charged.

                           SURRENDERS AND WITHDRAWALS

- FULL SURRENDER: At any time while the Policy is in force, you may submit a written request to surrender your Policy and receive the Surrender Value (that is, the Contract Value minus any surrender charge, and minus any outstanding loan amount and any interest you owe). A surrender may have tax consequences.

- PARTIAL WITHDRAWALS: After the first Policy year, you may submit a written request to withdraw part of the Surrender Value, subject to the following rules. Withdrawals may have tax consequences.

         -        You may make only 1 withdrawal each calendar quarter.

         -        You must request at least $500.

         -        You may not request more than 75% of the Surrender Value.

         - For each withdrawal, we deduct a processing fee equal to the lesser of $25 or 2% of the withdrawal.

         - If you select a level death benefit (Option B), the principal sum will be reduced by the amount of the partial withdrawal (but not by the processing fee).

                                    TRANSFERS

- Each Policy year you may make an unlimited number of transfers from and among the subaccounts and one transfer from the fixed account.

- Transfers from subaccounts must be a minimum of $250, or the total value in the subaccount if less.

- Transfers from the fixed account may not be for more than 25% of the unloaned value in the fixed account. If the balance in the fixed account after the transfer is less than $250, then the entire balance will be transferred.

- We charge $25 for the 13th and each additional transfer during a Policy year.

-        DOLLAR COST AVERAGING PROGRAM:
         The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. The minimum transfer amount is $100. Transfers under the dollar cost averaging program are not included when we determine the number of free transfers permitted each year.

                                      LOANS

- You may take a loan against the Policy for amounts up to the Surrender Value, minus the loan interest you would have to pay by the next Policy anniversary. To secure the loan, we transfer an amount equal to the loan from the subaccounts and fixed account to the loan account (part of our general account). Unless you specify otherwise, the amount is withdrawn from the subaccounts and the fixed account on a pro-rata basis.

- Amounts in the loan account earn interest at the guaranteed minimum rate of 2.5% per year.

-        We will charge you interest at a rate of 2.75% compounded annually.
         Interest is charged daily, and is due and payable at the end of each Policy year, or on the date of any Policy loan increase or repayment, if earlier. Unpaid interest becomes part of the outstanding loan and accrues interest daily.

- You may repay all or part of your outstanding loans at any time. Loan repayments must be at least $25, and must be clearly marked as "loan repayments" or they will be credited as premiums.

- We deduct any unpaid loans, plus any interest you owe, from the proceeds payable on the insured's death.

-        A loan may have tax consequences.

POLICY RISKS

                       RISK OF POOR INVESTMENT PERFORMANCE

         If you invest your Contract Value in one or more subaccounts, you will be subject to the risk that investment performance will be unfavorable and that your Contract Value will decrease. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums. In addition, we deduct Policy fees and charges from your Contract Value, which can significantly reduce your Policy Value. During times of declining investment performance, the deduction for charges based on the Risk Insurance Amount could accelerate and further reduce your Contract Value. If you allocate premiums and Contract Value to the fixed account, we will credit your Contract Value in the fixed account with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 2.5%.

                                  RISK OF LAPSE

         This Policy does not provide a no-lapse period. You greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum premium. PAYING THE MINIMUM PREMIUMS FOR THE POLICY WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. It is likely that additional premiums will be necessary to keep the Policy in force until maturity.

         Loans, withdrawals, any increase in principal sum, any increase in current charges, and/or poor investment returns could increase your risk of lapse.

         Your Policy will enter a 61-day pre-lapse grace period if either of the following occurs:

         - total premiums paid (minus withdrawals, but not including surrender charges or the processing fee) are less than the cumulative minimum premiums, AND the Surrender Value is not large enough to cover the monthly deduction WHEN DUE; or

         - total premiums paid (minus withdrawals, but not including surrender charges or the processing fee) are greater than the cumulative minimum premiums, BUT the Contract Value, minus any outstanding loan amount (plus any interest you owe) is not large enough to cover the monthly deduction when due.

         Whenever your Policy enters the 61-day grace period, you must make a sufficient payment before the grace period ends. If you do not make a sufficient payment during the grace period, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

         A POLICY LAPSE WILL HAVE ADVERSE TAX CONSEQUENCES.

         You may reinstate a lapsed Policy within three years after the Policy enters the grace period, if the insured meets our insurability requirements and you pay the amount we require. We will not reinstate a Policy that has been surrendered for the Surrender Value.

                                    TAX RISKS

         Although there is limited guidance and some uncertainty, we believe that the Policy should be deemed a life insurance contract under Federal tax law, so that the death benefit paid to the beneficiary will not be subject to Federal income tax.

         Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under Federal tax laws. In addition, any Section 1035 Exchange coming from a policy that is a MEC makes the new Policy a MEC. If a Policy is treated as a MEC, then withdrawals, surrenders and loans under a Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of withdrawals, surrenders and loans taken before you reach age 59 1/2.

         Tax laws are unclear in a variety of areas. You should review the "Federal Tax Considerations" section of this prospectus carefully, ESPECIALLY IF YOU ARE PURCHASING THIS POLICY WITH THE INTENTION OF TAKING POLICY LOANS OR PARTIAL SURRENDERS AT ANY TIME IN THE FUTURE, AND/OR YOU INTEND TO KEEP THE POLICY IN FORCE AFTER THE INSURED REACHES AGE 100. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy.

                           LIMITS ON CASH WITHDRAWALS

         The Policy permits you to take only one partial withdrawal in any calendar quarter, after the first Policy year has been completed. The amount you may withdraw is limited to 75% of the Surrender Value. You may not withdraw less than $500. If 75% of the Surrender Value is less than $500, then a partial withdrawal is not available.

         A withdrawal reduces the Surrender Value and Contract Value and will increase the risk that the Policy will lapse. A withdrawal also may have tax consequences.

         A withdrawal will reduce the death benefit. If you select a level death benefit (Option B), a partial withdrawal will permanently reduce the principal sum by the amount of the withdrawal (not including the processing fee). If a variable death benefit (Option A) is in effect when you make a withdrawal, the death benefit will be reduced by the amount that the Contract Value is reduced.

                                   LOAN RISKS

         A Policy loan, whether or not repaid, will affect Contract Value over time because we subtract the amount of the loan from the subaccounts and fixed account and place this amount into the loan account as collateral. We credit a fixed interest rate of 2.5% per year to the loan account. As a result, the loan collateral does not participate in the investment results of the subaccounts nor does it receive any higher current interest rate credited to the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

         A Policy loan affects the death benefit because a loan reduces the death benefit proceeds by the amount of the outstanding loan, plus any interest you owe on Policy loans.

         A Policy loan will increase the risk that the Policy will lapse. There is a risk that if the loan amount, together with poor investment performance and payment of monthly insurance charges, reduces your Surrender Value (or Contract Value, if applicable) to an amount that is not large enough to pay the monthly deduction when due, then the Policy will enter the 61-day grace period, and possibly lapse. Adverse tax consequences could result. In addition, the tax consequences of loans are uncertain. You should consult a tax adviser about such loans.

                      INCREASE IN CURRENT FEES AND EXPENSES

         Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums you pay to keep the Policy in force.

                          EFFECTS OF SURRENDER CHARGES

         The surrender charges under this Policy are significant during the first five Policy years and during the five years after any elected increase in principal sum. It is likely that you will receive no Surrender Value if you surrender your Policy in the early Policy years. You should purchase this Policy only if you have the financial ability to keep it in force at the initial principal sum for a substantial period of time.

         Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse. If you have not paid sufficient premiums, the Surrender Value is the measure we use to determine whether your Policy will enter a grace period, and possibly lapse.

PORTFOLIO RISKS

         A comprehensive discussion of the risks of each portfolio maybe found in each portfolio's prospectus. Please refer to the prospectuses for the portfolios for more information.

         There is no assurance that any of the portfolios will achieve its stated investment objective.

FEE TABLE

         The following tables describe the fees and charges that you will pay when buying and owning the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policy owner or insured with the characteristics listed below. These charges may not be typical of the charges you will pay.

         The first table describes the fees and charges that you will pay when you pay premiums, make cash withdrawals from the Policy, fully surrender the Policy, transfer cash value among the subaccounts and the fixed account, or increase the principal sum of the Policy.

-------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT DEDUCTED(1)
                                                             ------------------------------------------------------------------
       CHARGE                      WHEN CHARGE IS DEDUCTED    GUARANTEED MAXIMUM CHARGE              CURRENT CHARGE
-------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                     Upon payment of each       4.25% of premiums paid          4.25% of premiums paid
                                   premium
-------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL CHARGE          Upon cash withdrawal       2.0% of the amount withdrawn,   2.0% of the amount withdrawn,
                                                              not to exceed $25               not to exceed $25
---------------------------------- -------------------------- -----------------------------------------------------------------
SURRENDER CHARGE (2)               Upon full surrender of     Sum of all underwriting and     Sum of all underwriting and
                                   the Policy during first    sales charges remaining on      sales charges remaining on the
                                   5 Policy years, or                the Policy               Policy
                                   within 5 years following
                                   any increase in            $11.52 per $1,000 of            $11.52 per $1,000 of Principal
-  Minimum Charge (3)              principal sum              Principal Sum                   Sum

                                                              $51.67 per $1,000 of            $51.67 per $1,000 of
-  Maximum Charge (4)                                         Principal Sum                   Principal Sum

-  Charge for a policy                                        $31.28 per $1,000 of            $31.28 per $1,000 of Principal
   issued at age 50, during                                   Principal Sum                   Sum
   the 6th month after issue.
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                    Upon transfer              $25                             First 12 transfers in a Policy
                                                                                              year are free, $25 for each
                                                                                              subsequent transfer
-------------------------------------------------------------------------------------------------------------------------------

----------------------------
(1) We may use rates lower than the guaranteed maximum charge. Current charges are the fees and rates currently in effect. Any change in current charges will be prospective only and will not exceed the guaranteed maximum charge.

(2) The surrender charge is equal to the sum of all remaining monthly underwriting and sales charges you would pay if the Policy stayed in force for five years from the date of issue (or date of principal sum increase), or until the maturity date, if earlier. The surrender charge is based upon the issue age of the insured (or the attained age at time of principal sum increase). The surrender charges shown in the table may not be typical of the charges you will pay. You can obtain more information about the surrender charges that apply to you by referring to the table of Underwriting and Sales Charges in this prospectus or by contacting your agent.

(3) This minimum charge is based on an insured with the following characteristics: issue age 21, during the 12th month after the Policy is issued.

(4) This maximum charge is based on an insured with the following characteristics: a Policy issued at any age with an increase in principal sum at attained age 75, during the 1st month after this increase.

-------------------------------------------------------------------------------------------------------------------------------
                                                       TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT DEDUCTED(1)
                                                            -------------------------------------------------------------------
   CHARGE                        WHEN CHARGE IS DEDUCTED     GUARANTEED MAXIMUM CHARGE              CURRENT CHARGE
-------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL ANNUAL REPORT FEE     Upon request for                     $5                                  $5
                                 additional annual report
-------------------------------------------------------------------------------------------------------------------------------

         The table below describes the fees and charges that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.

-------------------------------------------------------------------------------------------------------------------------------
                                 PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        AMOUNT DEDUCTED
                                                              -----------------------------------------------------------------
             CHARGE                 WHEN CHARGE IS DEDUCTED      GUARANTEED MAXIMUM CHARGE              CURRENT CHARGE
-------------------------------------------------------------------------------------------------------------------------------
MONTHLY ADMINISTRATIVE CHARGE      Monthly on the issue       $10.00 per month                $7.00 per month
                                   date and on each monthly
                                   due date
-------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE FOR THE BASE     Monthly on the issue       Charge assessed per $1,000 of   Charge assessed per $1,000 of
POLICY(5) (NO SPECIAL PREMIUM      date and on each monthly   Risk Insurance Amount(7) each   Risk Insurance Amount per month
CLASS CHARGE OR EXTRA RATINGS)(6)  due date(8)                month
-------------------------------------------------------------------------------------------------------------------------------
 -   Minimum Charge(9)                                        $0.09 per $1,000                $0.03 per $1,000
-------------------------------------------------------------------------------------------------------------------------------
 -   Maximum Charge(10)                                       $83.33 per $1,000               $66.67 per $1,000
-------------------------------------------------------------------------------------------------------------------------------
 -   Charge for a male                                        $1.29 per $1,000                $0.64 per $1,000
     insured, issue age
     50, in the standard
     nonsmoker premium
     class, with a
     principal sum less
     than $100,000, in
     Policy year 10
-------------------------------------------------------------------------------------------------------------------------------

------------------------
(5) Cost of insurance charges are based on the insured's issue age, sex, and premium class, the Risk Insurance Amount, the number of months since the issue date and the amount of principal sum. The cost of insurance rate you pay increases annually with the age of the insured. We currently charge higher cost of insurance rates for Policies having a principal sum of less than $100,000. If you reduce your principal sum below $100,000 at any time, then the higher rates will apply. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent and requesting a personalized illustration.

(6) Extra ratings are additional charges assessed on policies insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines.

(7) The cost of insurance charge is assessed until the insured attains age 100.

(8) The Risk Insurance Amount equals the death benefit on a monthly due date, minus the Contract Value at the end of the Valuation Day preceding the monthly due date, plus the monthly administrative charge, the monthly underwriting and sales charge, and any charges for riders.

(9) This minimum charge is based on an insured with the following characteristics: female preferred nonsmoker, principal sum greater than $100,000, issue age 21, during the first Policy year.

(10) This maximum charge is based on any insured at attained age 99. This maximum rate can apply in other Policy years if the Policy is issued with extra ratings. Extra ratings are additional charges assessed on policies insuring individuals considered to have higher mortality risks based on our underwriting standards and guidelines.

-------------------------------------------------------------------------------------------------------------------------------
                                 PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        AMOUNT DEDUCTED(1)
                                                               ----------------------------------------------------------------
             CHARGE                 WHEN CHARGE IS DEDUCTED      GUARANTEED MAXIMUM CHARGE              CURRENT CHARGE
-------------------------------------------------------------------------------------------------------------------------------
MONTHLY SPECIAL PREMIUM             Monthly on the issue         Factor multiplied by            Factor multiplied by Cost
CLASS CHARGE(11)                    date and on each             Cost of Insurance Charge        of Insurance Charge
                                    monthly due date
-  Minimum Charge                                                         1                                  1

-  Maximum Charge                                                        16                                 16

-  Charge for an insured in a                                             1                                  1
   standard premium class
-------------------------------------------------------------------------------------------------------------------------------
MONTHLY UNDERWRITING AND            Monthly on issue date         Charge assessed per            Charge assessed per $1,000
SALES CHARGE                        and on each monthly           $1,000 of original             of original principal sum
                                    due date during first         principal sum (or any          (or any principal sum
                                    5 Policy years or             principal sum increase)        increase) each month:
                                    within 5 years after          each month:
                                    any increase in
                                    principal sum
-------------------------------------------------------------------------------------------------------------------------------
-  Minimum Charge(12)                                             $0.24 per $1,000 per month     $0.24 per $1,000 per month
-------------------------------------------------------------------------------------------------------------------------------
-  Maximum Charge(13)                                             $0.88 per $1,000 per month     $0.88 per $1,000 per month
-------------------------------------------------------------------------------------------------------------------------------
-  Charge for a policy issued                                     $0.58 per $1,000 per month     $0.58 per $1,000 per month
   at age 50, during the
   first year
-------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK          Daily                         0.70% (on an annual            0.70% (on an annual basis)
CHARGE                                                            basis) of the average          of the average daily net
                                                                  daily net assets in the        assets in the subaccounts
                                                                  subaccounts during the         during the first ten policy
                                                                  first ten policy years.        years. During years 11
                                                                  During years 11 through        through 20 the charge will
                                                                  20 the charge will be          be 0.35%. After year 20
                                                                  0.35%. After year 20           the charge will be 0.25%.
                                                                  the charge will be 0.25%.
-------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(14)             At the end of each               Not applicable             0.25% annually of amount in
                                     Policy year                                                 loan account
-------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES:(15)
-------------------------------------------------------------------------------------------------------------------------------

----------------------
(11) If the insured is in a special premium class, the cost of insurance charge will be the base rate times a special premium rating factor shown on the Policy's specifications page.

(12) This minimum charge is based on an insured with the following characteristics: issue age 21, during the first Policy year.

(13) This maximum charge is based on an insured with the following characteristics: Policy was issued at any issue age and the principal sum is increased at attained age 65.

(14) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (2.75% compounded annually) and the amount of interest we credit to the amount in your loan account (2.5% annually). We may charge a higher interest rate in the future; however, there is no guaranteed maximum interest rate.

(15) Optional rider charges may be based on the insured's issue age, attained age, sex, or premium class, the Policy year, the rider's principal sum, the base Policy principal sum, and/or the Risk Insurance Amount. Charges based on attained age or Policy year may increase as the insured ages. The rider charges shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these rider charges by contacting your agent.

-------------------------------------------------------------------------------------------------------------------------------
                               PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT DEDUCTED(1)
                                                            -------------------------------------------------------------------
             CHARGE                WHEN CHARGE IS DEDUCTED    GUARANTEED MAXIMUM CHARGE       CURRENT CHARGE
-------------------------------------------------------------------------------------------------------------------------------
Accelerated Death Benefit Rider    When a benefit is paid     1% of accelerated benefit       1% of accelerated benefit
                                   under this rider           amount paid. The benefit is     amount paid. The benefit is
                                                              also reduced by an actuarial    also reduced by an actuarial
                                                              discount appropriate to the     discount appropriate to the
                                                              policy to which the rider is    policy to which the rider is
                                                              attached                        attached
-------------------------------------------------------------------------------------------------------------------------------
Monthly Disability Benefit Rider   Monthly on issue date      Charge assessed each month      Charge assessed each month per
                                   and on each monthly due    per $100 of monthly benefit     $100 of monthly benefit
                                   date
-------------------------------------------------------------------------------------------------------------------------------
-  Minimum Charge(16)                                         $6 per month per $100 of        $4 per month per $100 of
                                                              monthly benefit                 monthly benefit
-------------------------------------------------------------------------------------------------------------------------------
-  Maximum Charge(17)                                         $20 per month per $100 of       $15 per month per $100 of
                                                              monthly benefit                 monthly benefit
-------------------------------------------------------------------------------------------------------------------------------
-  Charge at the insured's                                    $10 per month per $100 of       $7 per month per $100 of
   attained age 50                                            monthly benefit                 monthly benefit
-------------------------------------------------------------------------------------------------------------------------------

         The next two tables describe the portfolio fees and expenses that you will pay periodically during the time that you own the Policy. The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS(1)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                     MINIMUM                  MAXIMUM
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses                        %        -               %
that are deducted from portfolio assets, including management fees,
12b-1 fees, and other expenses)
-------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL PORTFOLIO OPERATING EXPENSES                                                %         -               %
(total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses - after any contractual waivers of fees and expenses) (2)
-------------------------------------------------------------------------------------------------------------------------------

(1) The portfolio expenses used to prepare this table were provided to Farmers by the fund(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(2) The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio's investment adviser [OR ??] to reimburse or waive portfolio expenses until [DATE].

--------------------
(16) This is for an insured at attained age 21. The charge depends on the insured's attained age and generally increases as the insured ages.

(17) This is for an insured at attained age 56 or older. The charge depends on the insured's attained age and generally increases as the insured ages.

         The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2002.

[OPTIONAL] ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets):

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     GROSS         CONTRACTUAL
                                                                                                     TOTAL          NET TOTAL
                                                        MANAGEMENT       12b-1         OTHER         ANNUAL          ANNUAL
NAME OF PORTFOLIO                                          FEES          FEES         EXPENSES      EXPENSES       EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund - Class B Shares
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC ASSET MANAGEMENT PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
WM SAM Balanced Portfolio
-------------------------------------------------------------------------------------------------------------------------------
WM SAM Conservative Balanced Portfolio
-------------------------------------------------------------------------------------------------------------------------------
WM SAM Flexible Income Portfolio
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
WM Equity Income Fund
-------------------------------------------------------------------------------------------------------------------------------
WM Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------------------
WM West Coast Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
WM Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
WM Mid Cap Stock Fund
-------------------------------------------------------------------------------------------------------------------------------
WM Small Cap Stock Fund
-------------------------------------------------------------------------------------------------------------------------------
WM International Growth Fund
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
WM Short Term Income Fund
-------------------------------------------------------------------------------------------------------------------------------
WM U.S. Government Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
WM Income Fund
-------------------------------------------------------------------------------------------------------------------------------
WM Money Market Fund
-------------------------------------------------------------------------------------------------------------------------------

(1) [DESCRIBE CONTRACTUAL ARRANGEMENTS.]

(2) For certain portfolios, certain expenses were voluntarily reimbursed and/or certain fees were voluntarily waived during 2002. It is anticipated that these expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these voluntary arrangements, annual portfolio operating expenses would have been:

----------------------------------------------------------------------------------------------------
                                                                                         NET
                                                                                        TOTAL
                                             MANAGEMENT       12b-1      OTHER          ANNUAL
              PORTFOLIO                        FEES           FEES       EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

(3) Other footnotes

FARMERS NEW WORLD LIFE INSURANCE COMPANY AND THE FIXED ACCOUNT

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

         Farmers New World Life Insurance Company ("Farmers") is located at 3003
- 77th Avenue, S.E., Mercer Island, Washington 98040. We are obligated to pay all benefits under the Policy.

                                THE FIXED ACCOUNT

         The fixed account is part of Farmers' general account. We use our general assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. Subject to applicable law, Farmers has sole discretion over investment of the fixed account's assets. Farmers bears the full investment risk for all amounts contributed to the fixed account. Farmers guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 2.5%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

         Money you place in the fixed account will earn interest that accrues daily at the current interest rate in effect at the time of your allocation. We intend to credit the fixed account with interest at current rates in excess of the minimum guaranteed rate of 2.5%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

         The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 2.5% guaranteed rate.

         We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 2.5% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

         We currently allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges for the monthly deduction on a last in, first out basis ("LIFO") for the purpose of crediting interest.

         The fixed account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

THE VARIABLE ACCOUNT AND THE PORTFOLIOS

                              THE VARIABLE ACCOUNT

         Farmers established the variable account as a separate investment account under the law of the State of Washington on April 6, 1999. Farmers owns the assets in the variable account. Farmers may use the variable account to support other variable life insurance policies Farmers issues. The variable account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the Federal securities laws.

         The variable account is divided into subaccounts, each of which invests in shares of one portfolio of a fund.

         Income, gains, and losses credited to, or charged against, a subaccount of the variable account reflect the subaccount's own investment experience and not the investment experience of our other assets. The variable account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the variable account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

         CHANGES TO THE VARIABLE ACCOUNT. We also reserve the right in our sole discretion, and subject to applicable law, to add, close, remove, or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. In addition, we reserve the right to modify the provisions of the Policy to reflect changes to the subaccounts and the variable account and to comply with applicable law. Some of these future changes may be the result of changes in applicable laws or interpretation of the law.

                                 THE PORTFOLIOS

         Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the funds by the SEC.

         The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

         Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

         Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Policy. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Policy.

         An investment in a subaccount, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.

                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS

         The following table summarizes each portfolio's investment objective(s) and policies. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF RISKS, IN THE PROSPECTUSES FOR THE FUNDS THAT ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY.

--------------------------------------------------------------------------------------------------------------
PORTFOLIO                                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------
DEUTSCHE EQUITY 500 INDEX      The Fund seeks to replicate, as closely as possible, before the deduction of
FUND (CLASS B)                 expenses, the performance of the S&P 500 Index, which emphasizes stocks of large US companies.

                               Investment adviser is Deutsche Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------
WM SAM STRATEGIC GROWTH        Seeks to provide long-term capital appreciation. In general, relative to the
PORTFOLIO (CLASS 2)            other Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth and corresponding levels of principal risk. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM SAM CONSERVATIVE GROWTH     Seeks to provide long-term capital appreciation. In general, relative to the
PORTFOLIO (CLASS 2)            other Portfolios, the Conservative Growth Portfolio should offer the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM SAM BALANCED PORTFOLIO      Seeks to provide as high a level of total return (consisting of reinvested
(CLASS 2)                      income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.
                               Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM SAM CONSERVATIVE BALANCED   Seeks to provide a high level of total return (consisting of reinvestment of
PORTFOLIO (CLASS 2)            income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the
                               Conservative Balance Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM SAM FLEXIBLE INCOME         Seeks to provide a high level of total return (consisting of reinvestment of
PORTFOLIO (CLASS 2)            income with some capital appreciation). In general, relative to the other
                               Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM EQUITY INCOME FUND          Seeks to provide a relatively high level of current income while achieving
(CLASS 2)                      long-term growth of income and capital. Investment adviser is WM Advisors,
                               Inc.
--------------------------------------------------------------------------------------------------------------
WM GROWTH & Income Fund        Seeks to provide long-term capital growth. Current income is a secondary
(CLASS 2)                      consideration. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM WEST COAST EQUITY FUND      Seeks long-term growth of capital. Investment adviser is WM Advisors, Inc.
(CLASS 2)
--------------------------------------------------------------------------------------------------------------
WM GROWTH FUND (CLASS 2)       Seeks long-term capital appreciation. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM MID CAP STOCK FUND          Seeks to provide long-term capital appreciation. Investment adviser is WM
(CLASS 2)                      Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM SMALL CAP STOCK FUND        Seeks long-term capital appreciation. Investment adviser is WM Advisors, Inc.
(CLASS 2)
--------------------------------------------------------------------------------------------------------------
WM INTERNATIONAL GROWTH FUND   Seeks to provide long-term capital appreciation. Investment adviser is WM
(CLASS 2)                      Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM SHORT TERM INCOME FUND      Seeks as high a level of current income as is consistent with prudent
(CLASS 2)                      investment management and stability of principal. Investment adviser is WM
                               Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM U.S. GOVERNMENT             Seeks a high level of current income, consistent with safety and liquidity.
SECURITIES FUND (CLASS 2)      Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM INCOME FUND (CLASS 2)       Seeks a high level of current income consistent with preservation of capital. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------
WM MONEY MARKET FUND           Seeks to maximize current income while preserving capital and maintaining
(CLASS 2)                      liquidity. Investment adviser is WM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------

         In addition to the variable account, the funds may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies as well as to qualified plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously. Although neither Farmers nor the mutual funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

         If a fund's Board of Directors (or Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Farmers will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

PLEASE READ THE ATTACHED PROSPECTUSES FOR THE PORTFOLIOS TO OBTAIN MORE COMPLETE INFORMATION REGARDING THE PORTFOLIOS.

                         AVAILABILITY OF THE PORTFOLIOS

         We do not guarantee that each portfolio will always be available for investment through the Policies.

         We reserve the right, subject to applicable law, to add new portfolios or portfolio shares, remove or close existing portfolios or portfolio shares, or substitute portfolio shares held by any subaccount for shares of a different portfolio. New or substitute portfolios or classes of portfolio shares may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not add, remove or substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

                       YOUR RIGHT TO VOTE PORTFOLIO SHARES

         Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Policy owners instruct, so long as such action is required by law.

         Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Contract Value you have in that portfolio (as of a date set by the portfolio).

         If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Policy owners advising you of the action and the reasons we took such action.

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

THE POLICY

                               PURCHASING A POLICY

         To purchase a Policy, you must send the application and, in most cases an initial premium, to us through any licensed Farmers insurance agent who is also a registered representative of a broker-dealer having a selling agreement with the principal underwriter for the Policy, WM Funds Distributor, Inc.

         There may be delays in our receipt of an application that are outside of our control because of the failure of the agent to forward the application to us promptly, or because of delays in determining that the Policy is suitable for you. Any such delays will affect when your Policy can be issued and when your initial premium is allocated to one or more subaccounts of the variable account and/or to the fixed account.

         Acceptance of an application is subject to our insurance underwriting. We use different underwriting standards in relation to the Policy. We can provide you with details as to these underwriting standards when you apply for a Policy. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an application for any reason permitted by law.

         We reserve the right to decline an application for any reasons subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or canceled, the full amount paid with the application will be refunded.

         We determine the minimum principal sum (death benefit) for a Policy based on the attained age of the insured when we issue the Policy. The minimum principal sum for the preferred premium class is $100,000, and $50,000 for all others. The maximum issue age for insureds is age 75. We base the minimum initial premium for your Policy on a number of factors including the age, sex and premium class of the insured and the amount of the principal sum. We currently require a minimum initial premium as shown on the Policy's specifications page.

                        TAX-FREE 'SECTION 1035' EXCHANGES

         You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. The Policy will have new suicide and incontestability periods, during which benefits may be denied in certain circumstances. Your old policy's suicide and incontestability periods may have expired. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                      WHEN INSURANCE COVERAGE TAKES EFFECT

         TEMPORARY INSURANCE COVERAGE. If the proposed insured meets our eligibility requirements for temporary insurance coverage, then we will provide the proposed insured with temporary insurance coverage in the amount of $50,000. The conditions and eligibility requirements for temporary insurance coverage are detailed in the Temporary Insurance Agreement included with the Policy application.

         Temporary insurance coverage terminates automatically, and without notice, on the earliest of:

         -        The date full insurance coverage becomes effective; or

         - The date the proposed insured receives notice that their application has been declined, and in no event later than 12:01 a.m. Pacific Standard Time of the fifth day after Farmers has mailed a letter giving such notice; or

         - The date the proposed insured or the owner signs a request to cancel the application or rejects the Policy if issued.

         FULL INSURANCE COVERAGE. If we issue the Policy as applied for, full insurance coverage under the Policy will take effect on the issue date, provided sufficient payment has been received. If we issue a Policy other than as applied for, full insurance coverage will take effect either upon the completion of all underwriting and owner payment for and acceptance of the Policy, or on the issue date, whichever is later. The issue date will be printed in the Policy and may be several days later than when the Policy is delivered to you. Full insurance coverage will not begin before the issue date printed in the Policy.

         Generally, we will issue the Policy if we determine that the insured meets our underwriting requirements and we accept the original application. On the issue date, we will begin to deduct monthly deductions from your net premium and we will allocate your premium (multiplied by the percent of premium factor, and minus the monthly deduction(s)) to the fixed account until the reallocation date. See "Allocating Premiums."

         BACKDATING. We may sometimes backdate a Policy, if you request, by assigning an issue date earlier than the record date so that you can obtain lower cost of insurance rates, based on a younger insurance age. We will not backdate a Policy earlier than the date the application is signed. For a backdated Policy, monthly deductions including cost of insurance charges and underwriting and sales charges will begin on the backdated issue date. You will therefore incur charges for the period between the issue date and the record date as though full insurance coverage is in effect during this period, even though full coverage does not in fact begin until the record date (or a few days prior to the record date in some cases).

                  CANCELING A POLICY (RIGHT-TO-EXAMINE PERIOD)

         You may cancel a Policy during the "right-to-examine period" by returning it to our Home Office. In most states, the right-to-examine period expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the right-to-examine period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the greater of Contract Value at the end of the Valuation Date on which we receive the returned Policy at our Home Office or the sum of all premiums paid for the Policy.

                                STATE VARIATIONS

         Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the Policy. Your actual Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Service Center.

                                 OTHER POLICIES

         We offer variable life insurance policies that have different death benefits, policy features, and optional benefits. However, these other policies also have different charges that would affect the performance of your subaccount and Contract Value. For more information about these policies, please contact our Service Center or your agent.

                                OWNERSHIP RIGHTS

- The Policy belongs to the owner named in the application. The owner may exercise all of the ownership rights and options described in the Policy. The insured is the owner unless the application specifies a different person as the owner. If the owner dies before the insured and no successor owner is named, then ownership of the Policy will pass to the insured. The owner may You designate the beneficiary (the person to receive the death benefit when the insured dies) in the application.

Changing the Owner     -   You may change the owner by providing a written
                           request to us at any time while the insured is alive.

                       - The change takes effect on the date that the written request is signed.

                       - We are not liable for any actions we may have taken before we received the written request.

                       - Changing the owner does not automatically change the beneficiary.

                       - Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.

Selecting and          -   If you designate more than one beneficiary, then
Changing the               each beneficiary shares equally in any death benefit
Beneficiary                proceeds unless the beneficiary designation states
                           otherwise.

                       - If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.

                       - If both the beneficiary and contingent beneficiary die before the insured, then we will pay the death benefit to the owner or the owner's estate once the insured dies.

                       - You can request a delay clause that provides that if the beneficiary dies within a specified number of days (maximum 180 days) following the insured's death, then the death benefit proceeds will be paid as if the beneficiary had died first.

                       - You can change the beneficiary by providing us with a written request while the insured is living.

                       - The change in beneficiary is effective as of the date you sign the written request.

                       - We are not liable for any actions we may have taken before we received the written request.

Assigning the Policy   -   You may assign Policy rights while the insured is
                           alive.

                       - The owner retains any ownership rights that are not assigned.

                       - Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.

                       - Claims under any assignment are subject to proof of interest and the extent of the assignment.

                       -   We are not:
                           - bound by any assignment unless we receive a written notice of the assignment.

                           -   responsible for the validity of any assignment.

                           - liable for any payment we made before we received written notice of the assignment.

                       - Assigning the Policy may have tax consequences. See "Federal Tax Considerations."

                              MODIFYING THE POLICY

         Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

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

         Upon notice to you, we may modify the Policy to:

         - conform the Policy, our operations, or the variable account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject;

         - assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

         -    reflect a change in the variable account's operations.

         If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we will amend the provision to conform with such laws.

                               POLICY TERMINATION

         Your Policy will terminate on the earliest of:

         -    the maturity date (insured's   -    the end of the grace period
              attained age 120)                   without a sufficient payment

         -    the date the insured dies      -    the date you surrender the
                                                  Policy

PREMIUMS

                               PREMIUM FLEXIBILITY

         You have flexibility to determine the frequency and the amount of the premiums you pay. You do not have to pay premiums according to any schedule. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum premium. PAYING THE MINIMUM PREMIUMS FOR THE POLICY WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. It is likely that additional premiums will be necessary to keep the Policy in force until maturity.

         Before the issue date of the Policy (or if premium is paid on delivery of the Policy, before the record date), we will require you to pay the premium indicated on your Policy's specification page. Thereafter, you may pay premiums ($25 minimum) at any time. You must send all premiums to our Service Center. We reserve the right to limit the number and amount of any unscheduled premiums. You may not pay any premiums after the insured reaches attained age 100.

         We multiply each premium by the percent of premium factor (currently 95.75%) and credit the resulting value to the Contract Value. We retain the balance of each premium to compensate us for certain expenses such as premium taxes and selling expenses.

         WE WILL TREAT ANY PAYMENT YOU MAKE AS A PREMIUM UNLESS YOU CLEARLY MARK IT AS A LOAN REPAYMENT. We have the right to limit or refund any premium, if the premium would disqualify the Policy as a life insurance contract under the Internal Revenue Code, or if the payment would increase the death benefit by more than the amount of the premium.

         PLANNED PREMIUMS. You may determine a planned premium schedule that allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned premiums by sending us a written request. We have the right to limit the amount of any increase in planned premiums. Even if you make your planned premiums on schedule, your Policy may lapse if your Surrender Value

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

(or unloaned Contract Value, if applicable) ever becomes less than the monthly deduction. See "Risk Summary," "Policy Lapse."

         ELECTRONIC PAYMENTS OR BILLING. If you authorize electronic payment of your premiums from your bank account, or if you ask to be billed for your planned premiums, the total amount of premiums being debited, or billed, must be at least $300 per year. You can be billed, or make electronic payments, on an annual, semi-annual, quarterly or monthly basis for the applicable fraction of $300, but the total for the year must add up to at least $300.

         You can stop paying premiums at any time and your Policy will continue in force until the earlier of the maturity date (when the insured reaches attained age 120), or the date when either (1) the insured dies, or (2) the grace period ends after the Surrender Value has been exhausted, or (3) we receive your signed request to surrender the Policy.

         TAX CODE PROCESSING. If Farmers receives any premium payment that it anticipates will cause a Policy to become a modified endowment contract ("MEC") or will cause a Policy to lose its status as life insurance under Section 7702 of the Tax Code, Farmers will not accept the excess portion of that premium and will immediately notify the owner and give an explanation of the issue. Farmers will refund the excess premium no later than 2 weeks after receipt of the premium at the Service Center (the "refund date"), except in the following circumstances:

         a.       the tax problem resolves itself prior to the refund date; or

         b. the tax problem relates to a MEC and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issue involved.

         In the above cases, Farmers will treat the excess premium as having been received on the date the tax problem resolves itself or the date Farmers receives the signed acknowledgment at the Service Center. We will then process the excess premium accordingly.

                                MINIMUM PREMIUMS

         The full initial premium is the only premium required to be paid under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the minimum premium. PAYING THE MINIMUM PREMIUMS WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. It is likely that additional premiums will be necessary to keep the Policy in force to maturity.

         The initial minimum premium for two alternative payment modes (for example, annual and monthly) are shown on your Policy's specifications page. The minimum premium depends on a number of factors including the age, sex, and premium class of the insured, and the principal sum.

         The minimum premium will change if:

         -        you increase or decrease the principal sum;

         -        you change the death benefit option;

         -        you change or add a rider;

         - you take a partial withdrawal when you have elected the level death benefit option (Option B); or

         - the insured's premium class changes (for example, from nicotine to non-nicotine, or from standard to substandard).

         If your Surrender Value (that is, the Contract Value, minus the surrender charge, and minus any outstanding loan amount plus any interest you would owe if you surrendered the Policy) becomes zero or less and if the total premiums you have paid, less withdrawals (not including surrender charges and processing fees), are less than the cumulative minimum premiums under your Policy, then your Policy will enter a 61-day grace period. During the grace period, you must make a payment large enough to keep the Policy in force. The cumulative minimum premiums is the sum of all past monthly-mode minimum premiums since the issue date.

         But if the total premiums you have paid, less withdrawals (not including surrender charges and processing fees), are greater than the cumulative minimum premiums, then your Policy will enter a grace period only if your Contract Value, minus any outstanding loan amount (plus any interest you would owe if you surrendered the Policy), is not large enough to pay the entire monthly deduction when due. See "Risk Summary," and "Policy Lapse."

         Your Policy can lapse before maturity, depending on the premiums you pay and the investment results of the subaccounts in which you invest your Contract Value. Your agent can provide you with an illustration that can show how many years your Policy would stay in force under various premium and hypothetical investment scenarios. For certain issue ages, classes and policy sizes, this illustration may show that regular payments of the minimum premium will keep your Policy in force several years even if investment results are very low and even if we impose the maximum charges allowed by the Policy. This is not true for all ages, classes, and investment results, however, so we encourage you to request an illustration from your agent to help you decide what level of premium payments to pay in your particular circumstances.

                               ALLOCATING PREMIUMS

         When you apply for a Policy, you must instruct us to allocate your initial premium(s) to one or more subaccounts of the variable account and to the fixed account according to the following rules:

         - you must put at least 1% of each premium in any subaccount or the fixed account you select;

         - allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions. We reserve the right to limit the number of premium allocation changes. We also reserve the right to limit the number of subaccount allocations in effect at any one time.

         Investment returns from amounts allocated to the subaccounts will vary with the investment experience of these subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

         On the issue date, we will allocate your premium(s) received, times the percent of premium factor, minus the monthly deduction(s), to the fixed account. If you make your first premium payment upon delivery of the Policy, we will allocate your premium to the fixed account on the Valuation Day it is received at the Service Center. We also allocate any premiums we receive from the issue date to the reallocation date (the record date, plus the number of days in your state's right to examine period, plus 10 days) to the fixed account. While held in the fixed account, premium(s) will be credited with interest at the current fixed account rate. On the reallocation date, we will reallocate the Contract Value in the fixed account to the other subaccounts (at the unit value next determined) and the fixed account in accordance with the allocation percentages provided in the application.

         Unless additional underwriting is required, we invest all premiums paid after the reallocation date on the Valuation Day they are received in our Service Center. We credit these premiums to the subaccounts at the unit value next determined after we receive your payment.

CONTRACT VALUES

CONTRACT VALUE             -        varies from day to day, depending on the
                                    investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other
                                    Policy transactions (such as additional
                                    premium payments, transfers, withdrawals and
                                    Policy loans).

                           - serves as the starting point for calculating values under a Policy

                           - equals the sum of all values in each subaccount, the loan account and the fixed account

                           - is determined on the issue date and on each Valuation Day

                           - on the issue date, equals the initial premium times the percent of premium factor, less the monthly deduction

                           - has no guaranteed minimum amount and may be more or less than premiums paid

                                SUBACCOUNT VALUE

         Each subaccount's value is determined at the end of each Valuation Day. We determine your Policy's value in each subaccount by multiplying the number of units that your Policy has in the subaccount by the accumulation unit value of that subaccount at the end of the Valuation Day.

THE NUMBER OF              -        the initial units purchased at the unit
UNITS IN ANY                       value on the issue DATE; PLUS
SUBACCOUNT ON ANY
VALUATION DAY EQUALS:      -        units purchased with additional premiums net
                                    of the percent of premium factor; PLUS

                           - units purchased via transfers from another subaccount or the fixed account; MINUS

                           - units redeemed to pay a pro-rata share of the monthly deductions; MINUS

                           - units redeemed to pay for withdrawals (partial surrenders) and any processing fees; MINUS

                           - units redeemed as part of a transfer to another subaccount, the loan account or the fixed account.

         Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer, or withdrawal, by the unit value for that subaccount at the end of the Valuation Period.

                              SUBACCOUNT UNIT VALUE

         The accumulation unit value (or price) of each subaccount will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at the figure shown on the Variable Account's financial statements. The unit value may increase or decrease from one Valuation Period to the next. For a discussion of how unit values are calculated, see the SAI.

                               FIXED ACCOUNT VALUE

         On the issue date, the fixed account value is equal to the premiums paid multiplied by the percent of premium factor, less the first monthly deduction.

THE FIXED ACCOUNT          -        the fixed account value on the preceding
VALUE AT THE END                    Valuation Day plus interest from the the end
OF ANY VALUATION                    of any Valuation preceding Valuation Day to
PERIOD EQUALS:                      the date of calculation; PLUS

                           - the portion of the premium(s), multiplied by the percent of premium factor, allocated to the fixed account since the preceding Valuation Day, plus interest from the date such premiums were received to the date of calculation; PLUS

                           - any amounts transferred to the fixed account since the preceding Valuation Day, plus interest from the effective date of such transfers to the date of calculation; MINUS

                           - the amount of any transfer from the fixed account to the subaccounts and the loan account since the preceding Valuation Day, plus interest from the effective date of such transfers to the date of calculation, and any processing fee; MINUS

                           - the amount of any withdrawals (partial surrenders) and any processing fees deducted from the fixed account since the preceding Valuation Day, plus interest on those surrendered amounts from the effective date of each withdrawal to the date of calculation; MINUS

                           - a pro-rata share of the monthly deduction, on each Valuation Day when a monthly deduction is due.

Your Policy's guaranteed minimum fixed account value will not be less than the minimum values required by the state where we deliver your Policy.

                               LOAN ACCOUNT VALUE

THE LOAN ACCOUNT VALUE AT  -        the loan account value on the preceding
THE END OF ANY VALUATION            Valuation Day plus interest from the
PERIOD EQUALS:                      preceding Valuation Day to the date of
                                    calculation; PLUS

                           - any amounts transferred to the loan account since the preceding Valuation Day, plus interest from the effective date of such transfers to the date of calculation; MINUS

                           - the amount of any transfer from the loan account to the subaccounts and the fixed account since the preceding Valuation Day, plus interest from the effective date of such transfers to the date of calculation.

         Interest is charged daily on Policy loans. Interest is due and payable at the end of each Policy year or, if earlier, on the date of any Policy loan increase or repayment. Any interest not paid when due will be transferred from the fixed account and subaccounts to the loan account on a pro-rata basis if sufficient funds are available for transfer. Unpaid interest becomes part of the outstanding loan and accrues interest daily.

CHARGES AND DEDUCTIONS

         This section describes the charges and deductions that we make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under the Policy may result in a profit to us.

SERVICES AND BENEFITS WE   -        the death benefit, surrender and loan
PROVIDE:                            benefits under the Policy and the benefits
                                    provided by riders

                           -        investment options, including premium
                                    allocations

                           -        administration of elective options

                           -        the distribution of reports to owners

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

COSTS AND EXPENSES WE      -        costs associated with processing and
INCUR:                              underwriting applications, issuing and
                                    administering the Policy (including any
                                    riders)

                           - overhead and other expenses for providing services and benefits

                           - sales and marketing expenses, including compensation paid in connection with the sale of the Policies

                           - other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying Federal, state and local premium and other taxes and fees

RISKS WE ASSUME            -        that the cost of insurance charges we deduct
INCLUDE BUT                         are insufficient to meet our actual claims
ARE NOT LIMITED TO:                 because insureds die sooner than we
                                    anticipate

                           - that the costs of providing the services and benefits under the Policies exceed the charges we deduct

         All of the charges we deduct are used to pay aggregate Policy costs and expenses, including a profit to us, that we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

                               PREMIUM DEDUCTIONS

         When you make a premium payment, we apply a percent of premium factor currently equal to 95.75% to the premium to determine the amount that we will allocate to the subaccounts and the fixed account according to your instructions. The 4.25% of each premium that we retain is the sum of 2%, which compensates us for a portion of our sales expenses, and 2.25%, which compensates us for the estimated average state premium taxes we expect to incur in the future. State premium tax rates vary from state to state, and currently range from 0.50% to 3.50% in the states in which the Policy is sold. The 2.25% estimated charge does not necessarily reflect the actual premium tax rate that applies to a particular Policy. If the actual premium tax rate is less than 2.25%, the difference between the actual rate and the 2.25% will be retained by us to help cover additional premium tax charges that may be imposed in the future, and to help cover premium taxes imposed on policies in states that charge a higher premium tax rate.

                                MONTHLY DEDUCTION

         We take a monthly deduction from the Contract Value on the issue date and on the Valuation Day nearest each monthly due date (the same day of each succeeding month as the issue date). We will make deductions by canceling units in each subaccount and withdrawing funds from the fixed account. We will take the monthly deduction on a pro-rata basis from all accounts except the loan account (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the sum of all subaccounts and the fixed account on the monthly due date). Because portions of the monthly deduction can vary from month-to-month, the monthly deduction will also vary.

         The monthly deduction is equal to:

         -        The cost of insurance charge for the Policy; plus

         -        The charges for any riders; PLUS

         -        The monthly administration charge; PLUS

         -        The monthly underwriting and sales charge; PLUS

         -        Extra charges for a special premium class, if any.

         COST OF INSURANCE CHARGE. We assess a monthly cost of insurance charge to compensate us for the anticipated cost of paying a death benefit in excess of your Contract Value. The charge depends on a number of variables (e.g. the principal sum, the Contract Value, the insured's issue age, sex, and premium class, and the number of months since the issue date) that will cause it to vary from Policy to Policy and from month to month.

         The cost of insurance charge is equal to the cost of insurance rate at the insured's attained age, times the number of thousands of Risk Insurance Amount.

         The Risk Insurance Amount is:

         1.       The current death benefit; MINUS

         2. The Contract Value at the end of the Valuation Day preceding the monthly due date; PLUS

         3. The monthly administrative charge for the month that begins on the monthly due date; PLUS

         4.       The monthly underwriting and sales charge; PLUS

         5. Any charges for riders for the month that begins on the monthly due date.

         The Risk Insurance Amount may increase or decrease, depending on investment experience, the payment of additional premiums, Policy riders, and the application of the death benefit percentage formula. Therefore, the cost of insurance charges can increase or decrease over time.

         Cost of insurance rates are based on the principal sum, sex, attained age, and premium class of the insured. The cost of insurance rates are generally higher for male insureds than for female insureds of the same age and premium class, and ordinarily increase with age. Cost of insurance rates may never exceed the guaranteed maximum cost of insurance rates. Sample rates are shown in Appendix A.

         The premium class of the insured will affect the cost of insurance rates. We currently place insureds into preferred and standard premium classes and into special premium classes involving higher mortality risks. The cost of insurance rates for special premium classes involving higher mortality risks are multiples of the standard rates. If the insured is in a special premium class, the guaranteed maximum monthly cost of insurance rate will be the rate shown in the table in the Policy times a special premium class rating factor shown on your Policy's specification page.

         We calculate the cost of insurance separately for the initial principal sum and for any increase in principal sum. If you request and we approve an increase in your Policy's principal sum, then a different premium class (and a different cost of insurance rate) may apply to the increase, based on the insured's age and circumstances at the time of the increase.

         The Policies are based on mortality tables that distinguish between men and women. As a result, the Policy may pay different benefits to men and women of the same age and premium class. We also offer Policies based on unisex mortality tables if required by state law.

         We currently charge cost of insurance rates that are higher for Policies having a principal sum less than $100,000. If you reduce your principal sum below $100,000 at any time, these higher rates will apply.

         CHARGES FOR RIDERS. The monthly deduction includes charges for any optional insurance benefits you add to your Policy by rider.

         MONTHLY ADMINISTRATION CHARGE. We deduct this charge to compensate us for a portion of our administrative expenses such as recordkeeping, processing death benefit claims and Policy changes, and overhead costs. The monthly administration charge currently equals $7. We may increase or decrease this charge but it is guaranteed never to be higher than $10.

         MONTHLY SPECIAL PREMIUM CLASS CHARGE. If the insured is in a special premium class, the guaranteed maximum monthly cost of insurance rate will be the rate shown in the table in the Policy times a special premium class rating factor shown on your Policy's specification page. This factor is applied to both current and guaranteed cost of insurance rates. This charge compensates us for additional costs associated with claims anticipated from the insureds in the special premium class. If applicable to you, your Policy's specification page will show you the amount of this charge.

         MONTHLY UNDERWRITING AND SALES CHARGE. We deduct this charge each month during the first 60 months after the issue date to compensate us for a portion of the expenses of selling, underwriting and issuing the Policy. This charge is imposed for an additional 60 months each time you choose to increase the principal sum after the issue date. The rate for this charge depends upon the insured's age at issue or at the time of any increase in principal sum. The charge is calculated by multiplying the rate for this charge by the amount of principal sum issued or by the amount by which the principal sum is increased above the principal sum immediately prior to the current increase. The underwriting and sales charge is not imposed on any increases in principal sum that are due to a change in death benefit option. The underwriting and sales charge will not be reduced as a result of a reduction in the principal sum.

         The amount of the monthly underwriting and sales charge is computed on the issue date, as follows:

         1. Find the appropriate annualized underwriting and sales charge per $1,000 for the insured's issue age in the following table; then

         2.       Multiply this charge per $1,000 by the original principal sum;
                  then

         3.       Divide the result by 1,000; then

         4.       Divide the result by 12.

-----------------------------------------------------------------------------------------------------------------------------
                                 Underwriting and Sales Charge per $1,000 of Principal Sum
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              Issue Age, or
  Issue Age, or                                                                                Attained Age
 Attained Age at                          Issue Age, or Attained                                at Which       Annualized
 Which Principal   Annualized Charge      Age at Which Principal    Annualized Charge per      Principal Sum   Charge per
Sum is Increased      per $1,000             Sum is Increased              $1,000              is Increased      $1,000
-----------------------------------------------------------------------------------------------------------------------------
       21               2.88                      35                       3.36                      49            6.75
-----------------------------------------------------------------------------------------------------------------------------
       22               2.88                      36                      3.672                      50            6.95
-----------------------------------------------------------------------------------------------------------------------------
       23               2.88                      37                      3.984                      51            7.17
-----------------------------------------------------------------------------------------------------------------------------
       24               2.88                      38                      4.296                      52             7.4
-----------------------------------------------------------------------------------------------------------------------------
       25               2.88                      39                      4.608                      53            7.64
-----------------------------------------------------------------------------------------------------------------------------
       26               2.88                      40                       4.92                      54            7.89
-----------------------------------------------------------------------------------------------------------------------------
       27               2.88                      41                      5.016                      55            8.16
-----------------------------------------------------------------------------------------------------------------------------
       28               2.88                      42                      5.112                      56            8.45
-----------------------------------------------------------------------------------------------------------------------------
       29               2.88                      43                      5.208                      57            8.75
-----------------------------------------------------------------------------------------------------------------------------
       30               2.88                      44                      5.304                      58            9.08
-----------------------------------------------------------------------------------------------------------------------------
       31              2.976                      45                        5.4                      59            9.43
-----------------------------------------------------------------------------------------------------------------------------
       32              3.072                      46                      5.832                      60             9.8
-----------------------------------------------------------------------------------------------------------------------------
       33              3.168                      47                      6.264                      61            10.2
-----------------------------------------------------------------------------------------------------------------------------
       34              3.264                      48                       6.55                  62 and older     10.51
-----------------------------------------------------------------------------------------------------------------------------

         If you choose to increase the principal sum after the issue date, we will assess an additional underwriting and sales charge for 60 months after the increase takes effect. The additional charge will be assessed only on the amount of the increase in principal sum, using the charge applicable to the insured's attained age at the time of the increase. The additional charge will be calculated by following the four steps outlined above.

         FLAT EXTRA MONTHLY CHARGE FOR POLICIES IN A SPECIAL PREMIUM CLASS. We may deduct an additional flat extra monthly charge if the insured is in a special premium class. This compensates us for the additional costs associated with the special premium class. The charge, if any, will be shown on your Policy's specifications page.

                        MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your Contract Value in each subaccount to compensate us for a portion of certain mortality and expense risks we assume. The mortality risk is the risk that an insured will live for a shorter time than we project. The expense risk is the risk that the expenses we incur will exceed the maximum charges we can impose according to the terms of the Policy. The mortality and expense risk charge is equal to:

         -        your Contract Value in each subaccount multiplied by

         - the daily pro rata portion of the annual mortality and expense risk charge rate of 0.70% during the first 10 Policy years, 0.30% during Policy years 11 through 20 and 0.25% thereafter.

         If this charge and the other charges we impose do not cover our actual costs, we absorb the loss. Conversely, if the charges we impose more than cover actual costs, the excess is added to our surplus. We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.

                                SURRENDER CHARGE

         We deduct a surrender charge if, during the first five Policy years or within five years after any increase in principal sum, you fully surrender the Policy. In the case of a full surrender, we pay you the Contract Value less any surrender charge and any outstanding loan amount and any interest you owe. The payment you receive is called the Surrender Value.

         THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THIS CHARGE BEFORE YOU REQUEST A SURRENDER. Under some circumstances the level of surrender charges might result in no Surrender Value available if you surrender your Policy during the period when surrender charges apply. This will depend on a number of factors, but is more likely if:

         1. you pay premiums equal to or not much higher than the minimum premium shown in your Policy, or

         2.       investment performance is too low.

         The surrender charge is equal to the sum of all remaining monthly underwriting and sales charges that you would pay if the Policy stayed in force for five years from the issue date (or date of principal sum increase), or until the maturity date, if earlier.

         An example of calculating the surrender charge follows:

         This example is for a policy that is in its 39th month. The principal sum is $200,000 and the issue age is 35.

         The monthly underwriting and sales charge for this policy is (3.36)(200,000/1,000)/12 = $56.00. The number of such charges that remain on the policy is 60-39 = 21. Therefore, the surrender charge is (21)(56.00) = $1,176.

         PARTIAL WITHDRAWAL PROCESSING FEE. We deduct a processing fee equal to the lesser of $25 or 2% of the amount withdrawn.

                                 TRANSFER CHARGE

         - We currently allow you to make 12 transfers each Policy year free from charge. Any unused free transfers do not carry over to the next Policy year.

         - We charge $25 for each additional transfer. We will not increase this charge.

         - For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of subaccounts (or fixed account) affected by the transfer.

         - We deduct the transfer charge from the amount being transferred, or from the remaining Contract Value, according to your instructions.

         - Transfers we effect on the reallocation date, and transfers due to loans and dollar cost averaging, do not count as transfers for the purpose of assessing this charge.

                               PORTFOLIO EXPENSES

         The value of the net assets of each subaccount is reduced by the investment management fees, 12b-1 fees and service fees in some cases, and other expenses incurred by the corresponding portfolio in which the subaccount invests. You pay these fees and expenses indirectly. See the Annual Portfolio Expense Table in this prospectus, and the portfolios' prospectuses for further information on these fees and expenses.

         We (and our affiliates) receive compensation from certain investment advisers and/or administrators (and/or an affiliate thereof) of the portfolios in connection with administrative or other services we provide and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range from an annual rate of 0.10% to 0.25% and is based on a percentage of assets of the particular portfolios attributable to the Policy, and in some cases, other policies issued by Farmers (or its affiliates). We also receive the service fees and all or a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for providing certain services permitted under the fund's 12b-1 plan. Some advisers, administrators or portfolios may pay us more than others.

                                  OTHER CHARGES

         -        We charge $5 for each additional annual report you request.

         -        Any riders attached to the Policy will have their own charges.

DEATH BENEFIT

                             DEATH BENEFIT PROCEEDS

         As long as the Policy is in force, we will pay the death benefit proceeds once we receive satisfactory proof of the insured's death at our Home Office. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary or a contingent beneficiary. If the beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds into an interest paying checking account or under a payment option. For more information, see "Payment Options" in the SAI.

DEATH BENEFIT              -        the death benefit (described below); MINUS
PROCEEDS EQUAL:
                           -        any past due monthly deductions; MINUS

                           - any outstanding Policy loan on the date of death; MINUS

                           -        any interest you owe on the Policy loan(s);
                                    PLUS

                           - any additional benefits payable under the terms of any riders attached to the Policy.

         If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary's name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. The special account is part of our general account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.

         We may further adjust the amount of the death benefit proceeds under certain circumstances. See "Our Right to Contest the Policy," "Misstatement of Age or Sex," and "Suicide Exclusion" in the SAI.

                              DEATH BENEFIT OPTIONS

         In your application, you tell us how much life insurance coverage you initially want to purchase on the life of the insured. We call this the "principal sum" of insurance. You also choose whether the death benefit we will pay is Option A (variable death benefit through attained age 99), or Option B (level death benefit through attained age 99). For attained ages after age 99, the death benefit equals the Contract Value. You may change the death benefit option at any time.

THE VARIABLE DEATH BENEFIT -        the principal sum plus the Contract Value
UNDER OPTION A IS                   (determined as of the end of the Valuation
THE GREATER OF:                     Period during which the insured dies); OR

                           - the death benefit required by the Tax Code (Contract Value on the date of death multiplied by the applicable death benefit percentage).

         Under Option A, the death benefit varies with the Contract Value.

THE LEVEL DEATH BENEFIT    -        the principal sum on the date of death; OR
UNDER OPTION B IS THE
GREATER OF:                -        the death benefit required by the Tax Code
                                    (Contract Value on the date of death
                                    multiplied by the applicable death benefit percentage).

         Under Option B, your death benefit generally equals the principal sum and will remain level, unless the Contract Value becomes so large that the Tax Code requires a higher death benefit (Contract Value times the applicable death benefit percentage).

         Under Option A, your death benefit will tend to be higher than under Option B. However, the monthly insurance charges we deduct will also be higher to compensate us for our additional risk. Because of this, your Contract Value will tend to be higher under Option B than under Option A.

         In order for the Policy to qualify as life insurance, Federal tax law requires that your death benefit be at least as much as your Contract Value multiplied by the applicable death benefit percentage. The death benefit percentage is based on the insured person's attained age. For example, the death benefit percentage is 250% for an insured at age 40 or under, and it declines for older insureds. The following table indicates the applicable death benefit percentages for different attained ages:

ATTAINED AGE                      DEATH BENEFIT PERCENTAGE
------------                      ------------------------
40 and under                                250%
  41 to 45                 250% minus 7% for each age over age 40
  46 to 50                 209% minus 6% for each age over age 46
  51 to 55                 178% minus 7% for each age over age 51
  56 to 60                 146% minus 4% for each age over age 56
  61 to 65                 128% minus 2% for each age over age 61
  66 to 70                 119% minus 1% for each age over age 66
  71 to 74                 113% minus 2% for each age over age 71
  75 to 90                                  105%
  91 to 94                 104% minus 1% for each age over age 91
  95 to 100                                 100%

         If the Tax Code requires us to increase the death benefit by reference to the death benefit percentages, that increase in the death benefit will increase our risk, and will result in a higher monthly cost of insurance.

         OPTION A EXAMPLE. Assume that the insured's attained age is under 40, that there have been no decreases in the principal sum, and that there are no outstanding loans. Under Option A, a Policy with a principal sum of $50,000 will have a death benefit equal to the greater of $50,000 plus Contract Value or 250% of the Contract Value. Thus, a Policy with a Contract Value of $10,000 will have a death benefit of $60,000 (that is, the greater of $60,000 ($50,000 + $10,000) or $25,000 (250% of $10,000)).

         However, once the Contract Value exceeds $33,334, the death benefit determined by reference to the death benefit percentage ($33,334 X 250% = $83,335) will be greater than the principal sum plus Contract Value ($50,000 + $33,334 = $83,334). Each additional dollar of Contract Value above $33,334 will increase the death benefit by $2.50. This is a circumstance in which we have the right to prohibit you from paying additional premiums because an additional dollar of premium would increase the death benefit by more than one dollar.

         Similarly, under this scenario, any time Contract Value exceeds $33,334, each dollar taken out of Contract Value will reduce the death benefit by $2.50.

         OPTION B EXAMPLE. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in principal sum, and that there are no outstanding loans. Under Option B, a Policy with a $50,000 principal sum will generally have a $50,000 death benefit. However, because the death benefit must be equal to or be greater than 250% of Contract Value, any time the Contract Value exceeds $20,000, the death benefit will be determined as required by the Tax Code (Contract Value X 250%) and will exceed the principal sum of $50,000. Each additional dollar added to the Contract Value above $20,000 will increase the death benefit by $2.50. This is a circumstance in which we have the right to prohibit you from paying additional premiums because an additional dollar of premium would increase the death benefit by more than one dollar.

         Similarly, so long as the Contract Value exceeds $20,000, each dollar taken out of the Contract Value will reduce the death benefit by $2.50.

                         CHANGING DEATH BENEFIT OPTIONS

         You may change death benefit options or change the principal sum (but not both, unless done simultaneously) once each Policy year.

         A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the Risk Insurance Amount. Generally, the Risk Insurance Amount is the amount by which the death benefit exceeds the Contract Value. (See " Charges and Deductions - Monthly Deduction - Cost of Insurance Charge.") If the death benefit does not equal Contract Value times the death benefit percentage under either Options A or B, changing from Option A (variable death benefit) to Option B (level death benefit) will generally decrease the future Risk Insurance Amount. This would decrease the future cost of insurance charges. Changing from Option B (level death benefit) to Option A (variable death benefit) generally results in a Risk Insurance Amount that remains level. Such a change, however, results in an increase in cost of insurance charges over time, since the cost of insurance rates increase with the insured's age.

         The underwriting and sales charge and the surrender charge for the Policy will continue to be based on the same principal sum amount on which it was based immediately before the change and on any subsequent requested increase in principal sum.

         For a more detailed discussion on changing death benefit options, see the SAI.

                   EFFECTS OF WITHDRAWALS ON THE DEATH BENEFIT

         If you have selected the variable death benefit (Option A), a withdrawal will not affect the principal sum. But if you have selected the level death benefit (Option B), a withdrawal (partial surrender) will reduce the principal sum by the amount of the withdrawal (not including the processing fee). The reduction in principal sum will be subject to the terms of the Changing the Principal Sum section below.

                           CHANGING THE PRINCIPAL SUM

         When you apply for the Policy, you tell us how much life insurance coverage you initially want on the life of the insured. We call this the principal sum. You may change the principal sum subject to the conditions described below. YOU MAY EITHER CHANGE THE PRINCIPAL SUM OR CHANGE THE DEATH BENEFIT OPTION (BUT NOT BOTH, UNLESS DONE SIMULTANEOUSLY) NO MORE THAN ONCE PER POLICY YEAR. We will send you a Policy endorsement with the change to attach to your Policy.

         Increasing the principal sum could increase the death benefit. Decreasing the principal sum could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the principal sum prior to the change. Changing the principal sum could affect the subsequent level of death benefit and Policy values. An increase in the principal sum may increase the Risk Insurance Amount, thereby increasing your cost of insurance charge. Conversely, a decrease in the principal sum may decrease the Risk Insurance Amount, thereby decreasing your cost of insurance charge.

         We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Internal Revenue Code. However, changing the principal sum may have other tax consequences. You should consult a tax adviser before changing the principal sum.

         INCREASES

         - You may increase the principal sum by submitting a written request and providing evidence of insurability satisfactory to us. The increase will be effective on the monthly due date following our approval of your request. We can deny your request for reasons including but not limited to the following:

                  - We do not wish to increase the death benefits due to the insured's health, occupation, avocations, or any factor that we believe has a bearing on the insured's risk of death.

                  - We conclude the insured has an excessive amount of insurance coverage

                  - We conclude the owner no longer has an insurable interest in the insured.

         - You can increase the principal sum at any time before the insured's attained age 75. Increases during the first Policy year are permitted.

         - The minimum increase is $25,000 during the first two years after the issue date. The minimum increase after the second year is $100,000 if the premium class shown on the Specifications Page of your Policy is preferred non-nicotine use, or $50,000 otherwise.

         - An additional underwriting and sales charge will be imposed each month during the 60 months following each increase in principal sum. We assess this charge on the amount of the increase in principal sum. See the "Underwriting and Sales Charge" section of this prospectus for an explanation of how this charge is calculated.

         - Increasing the principal sum will increase your Policy's minimum premium.

         DECREASES

         - You may decrease the principal sum, but not below the minimum principal sum amount shown on your Policy's specifications page.

         - You must submit a written request to decrease the principal sum. Evidence of insurability is not required.

         - Any decrease will be effective on the monthly due date following our approval of your request.

         - A reduction in principal sum will not reduce any underwriting and sales charges or surrender charges on the Policy.

         - A decrease in principal sum may require that a portion of a Policy's Surrender Value be distributed as a partial surrender in order to maintain federal tax compliance. Decreasing the principal sum may also cause your Policy to become a Modified Endowment Policy under federal tax law and receive less favorable tax treatment than other life insurance policies. See "Tax Treatment of Policy Benefits, Modified Endowment Policies."

         - Decreasing the principal sum will reduce your Policy's minimum premium.

         - Decreasing the principal sum may increase the rates we charge you for the cost of insurance. We currently charge significantly higher rates if the principal sum is below $100,000 than if it is at least $100,000.

                                 PAYMENT OPTIONS

         There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the variable account. For a discussion of the settlement options described in your Policy, see the SAI.

SUPPLEMENTAL BENEFITS (RIDERS)

         The following supplemental benefits (riders) are available and may be added to a Policy. The cost of these benefits is added to the monthly deduction. The riders available with the Policies provide fixed benefits that do not vary with the investment experience of the variable account.

         - ACCELERATED DEATH BENEFIT RIDER. Accelerated payment of a portion of the death benefit in the event the insured develops a terminal illness. If the insured utilizes this rider before the age of 95, the insured's terminal illness must be anticipated within 12 months or less and the insured can receive a maximum benefit of $150,000 or 50% of the death benefit available until the insured's age 95. If the insured is 95 or older when the benefit is requested, the insured's terminal illness must be anticipated within 24 months. Beginning at the insured's age 95, any amount up to the entire death benefit is available for acceleration. We deduct a charge for this rider when the accelerated death benefit is paid. See the Fee Table in this prospectus for details.

         - MONTHLY DISABILITY BENEFIT RIDER. Payment of a monthly disability benefit to the fixed account if the insured is totally disabled. This rider is designed to provide a monthly benefit that defrays a portion of the monthly deductions during periods when the insured is disabled and cannot pay any premiums. Normal withdrawal limits will apply if you withdraw the funds allocated to the fixed account as a monthly disability benefit. We assess a charge for this rider. See the Fee Table in this prospectus for details.

         The benefits and restrictions are described in each rider. We will provide samples of these provisions upon request.

         You should consult a tax advisor to learn about the tax consequences associated with each rider.

         Each rider may not be available in all states, and a rider may vary by state.

SURRENDERS AND WITHDRAWALS

                                 SURRENDER VALUE

         You may make a written request to surrender your Policy for its Surrender Value as calculated at the end of the Valuation Day when we receive your request at the Service Center. If we receive your written request for surrender after the close of a Valuation Day, usually 4:00 p.m. Eastern Time, we will determine the Surrender Value as of the end of the next Valuation Day. The Surrender Value is the amount we pay when you surrender your Policy. The Surrender Value on any Valuation Day equals:

         -        the Contract Value as of such date; MINUS

         -        any surrender charge as of such date; MINUS

         -        any outstanding Policy loans; MINUS

         -        any interest you owe on the Policy loans.

SURRENDER                  -        You must make your surrender request to us
CONDITIONS:                         in writing.

                           - You should send your written request to the Service Center.

                           - The insured must be alive and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request.

                           - You will incur a surrender charge if you surrender the Policy during the first five Policy years or within five years after any increase in the principal sum. See "Charges and Deductions."

                           - Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

                           - We will pay you the Surrender Value in a lump sum within seven calendar days unless you request other arrangements.

Surrendering the Policy may have tax consequences. See "Federal Tax
Consequences."

                               PARTIAL WITHDRAWALS

         After the first Policy year, you may request a withdrawal of a portion of your Contract Value subject to certain conditions. Partial withdrawals may have tax consequences. See "Federal Tax Consequences."

WITHDRAWAL        -        You must make your partial withdrawal request to us
CONDITIONS:                in writing.

                  -        You should send your written request to the Service
                           Center.

                  - You may make only one partial withdrawal each calendar quarter.

                  -        You must request at least $500.

                  - You cannot withdraw more than 75% of the Surrender Value without surrendering the Policy.

                  - You can specify the subaccount(s) and fixed account from which to make the withdrawal, otherwise we will deduct the amount from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Contract Value contained in each subaccount and the fixed account). No portion of the loan account may be withdrawn.

                  - We will process the withdrawal at the unit values next determined as of the close of the Valuation Day on which we receive your request at the Service Center. If we receive your request at our Service Center after the close of a Valuation Day, usually 4:00 p.m. Eastern Time, we will make the withdrawal as of the next Valuation Day.

                  - We will reduce your Contract Value by the amount of the withdrawal you requested plus any processing fee.

                  - We generally will pay a withdrawal request within seven calendar days after the Valuation Day when we receive the request.

         PROCESSING FEE FOR PARTIAL WITHDRAWAL. Whenever you take a withdrawal, we deduct a processing fee (on a pro rata basis) from the Contract Value equal to the lesser of $25 or 2% of the amount withdrawn.

         We will cancel units equal to the amount of the withdrawal and processing fee from the subaccounts and the fixed account according to your instructions, or on a pro-rata basis if you provide no instructions.

         If the level death benefit (Option B) is in effect at the time of a withdrawal, we will reduce the principal sum by the amount of the withdrawal (but not by the processing fee). See "Changing the Principal Sum - Decreases." We will not allow any withdrawal to reduce the principal sum below the minimum principal sum set forth in the Policy.

                           WHEN WE WILL MAKE PAYMENTS

         We usually pay the amounts of any surrender, withdrawal, death benefit proceeds, loans, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death. However, we can postpone such payments if:

         - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; OR

         - the SEC permits, by an order, the postponement for the protection of owners; OR

         - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

         If you have submitted a recent check or draft, we have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored.

         If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Policy owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. We may also be required to provide additional information about your account to government regulators. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator.

         We have the right to defer payment of any surrender, withdrawal, death benefit proceeds, loans or settlement options from the fixed account for up to six months from the date we receive your written request.

TRANSFERS

         You may make transfers from the subaccounts or from the fixed account. You may not make any transfers from the loan account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. WE MAY MODIFY OR REVOKE THE TRANSFER PRIVILEGE AT ANY TIME. The following features apply to transfers under the Policy:

         - You may make an unlimited number of transfers in a Policy year from the subaccounts.

         - You may only make one transfer each Policy year from the fixed account (unless you choose dollar cost averaging).

         - You may request transfers in writing (in a form we accept), or by telephone. You should send written requests to the Service Center.

         - For SUBACCOUNT TRANSFERS, you must transfer the lesser of $250, or the total value in the subaccount.

         - For FIXED ACCOUNT TRANSFERS, you may not transfer more than 25% of the value in the fixed account, unless the balance after the transfer is less than $250, in which case the entire amount will be transferred.

         - We deduct a $25 charge from the amount transferred or from the remaining Contract Value (your choice) for the 13th and each additional transfer in a Policy year. Any unused free transfers do not carry over to the next Policy year. Transfers we effect on the reallocation date and transfers resulting from loans are not treated as transfers for the purpose of the transfer charge.

         - We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.

         - We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request

                              THIRD PARTY TRANSFERS

         If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. We take no responsibility for any third party asset allocation program. PLEASE NOTE that any fees and charges assessed for third party asset allocation services are separate and distinct from the Policy fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.

                            EXCESSIVE TRADING LIMITS

         We reserve the right to limit transfers in any Policy year, or to refuse any transfer request for an owner if:

         - we believe, in our sole discretion, that excessive trading by the owner, or a specific transfer request, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other owners; or

         - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other owners.

                               TELEPHONE TRANSFERS

         Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. (In some states you may have to elect telephone transfers.) The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call the Service Center toll-free at 1-877-376-8008, open between 8:00 a.m. and 6:00 p.m. Eastern Time.

         Please note the following regarding telephone transfers:

         - We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

         - We will employ reasonable procedures to confirm that telephone instructions are genuine.

         - Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

         - If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

         We will process any telephone transfer order that is completely received at the Service Center before the New York Stock Exchange ("NYSE") closes (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time). We cannot guarantee that telephone transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

         The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the NYSE, on any day the NYSE is open, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

         We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Policies, for any reason.

LOANS

         While the Policy is in force, you may borrow money from us using the Policy as the only security for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. See "Federal Tax Consequences."

LOAN CONDITIONS:           -        You may take a loan against the Policy for
                                    amounts up to the Surrender Value minus loan interest you would have to pay by the next
                                    Policy anniversary date.

                           - To secure the loan, we transfer an amount equal to the loan from the variable account and fixed account to the loan account, which is a part of our general account. If your loan application does not specify any allocation instructions, we will transfer the loan from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Contract Value contained in each subaccount and the fixed account).

                           - Amounts in the loan account earn interest at the guaranteed minimum rate of 2.5% per year, compounded annually. We may credit the loan account with an interest rate different from the fixed account.

                           - We normally pay the amount of the loan within seven calendar days after we receive a proper loan request at the Service Center. We may postpone payment of loans under certain conditions. See "Other Policy Information - When We Make Payments."

                           - We charge you interest on your loan. The loan interest rate is 2.75% per year, compounded annually. Interest accrues daily and is due and payable at the end of each Policy year, or, if earlier, on the date of any loan increase or repayment. Unpaid interest becomes part of the outstanding loan and accrues interest daily.

                           -        You may repay all or part of your
                                    outstanding loans at any time by sending the repayment to the Service Center. Loan repayments must be at least $25, and must be clearly marked as "loan repayments" or they will be credited as premiums.

                           - Upon each loan repayment, we will transfer an amount equal to the loan repayment from the loan account to the fixed and/or variable account according to your current premium allocation instructions.

                           - We deduct any unpaid loan amount and any interest you owe, from the Surrender Value and death benefit proceeds payable on the insured's death.

                           - If any unpaid loan amount, plus any interest you would owe if you surrendered the Policy, equals or exceeds the Contract Value, causing the Surrender Value to become zero, then your Policy will enter a 61-day grace period. See "Policy Lapse."

                             EFFECTS OF POLICY LOANS

         RISK OF POLICY LAPSE. There are risks involved in taking a Policy loan, one of which is an increased potential for the Policy to lapse. A Policy loan, whether or not repaid, affects the Policy, the Contract Value, and the death benefit. We deduct any loan amounts (including any interest you owe) from the proceeds payable upon the death of the insured and from the Surrender Value. Repaying the loan causes the death benefit proceeds and Surrender Value to increase by the amount of the repayment. We will notify you (or any assignee of record) if the sum of your loans plus any interest you owe on the loans is more than the Contract Value. If you do not submit a sufficient payment during the 61-day grace period your Policy will lapse.

         RISK OF INVESTMENT PERFORMANCE. As long as a loan is outstanding, we hold an amount equal to the loan amount in the loan account. The amount in the loan account is not affected by the variable account's investment performance and may not be credited with the same interest rates currently accruing on the fixed account. Amounts transferred from the variable account to the loan account will affect the value in the variable account because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment results of the variable account.

         TAX RISKS. The tax consequences of a Policy loan are uncertain. A Policy loan may have adverse tax consequences. You should review the "Federal Tax Considerations" section of this prospectus carefully, ESPECIALLY IF YOU ARE PURCHASING THIS POLICY WITH THE INTENTION OF TAKING POLICY LOANS OR PARTIAL SURRENDERS AT ANY TIME IN THE FUTURE, AND/OR YOU INTEND TO KEEP THE POLICY IN FORCE AFTER THE INSURED REACHES AGE 100. You should consult a tax adviser before taking out a Policy loan.

POLICY LAPSE

                                      LAPSE

         The following circumstances will cause your Policy to enter a 61-day grace period during which you must make a large enough payment to keep your Policy in force:

         - Your Policy's Surrender Value becomes zero, and total premiums you have paid, minus withdrawals (not including surrender charges and processing fees), are less than the cumulative minimum premiums; or

         - The total premiums you have paid, less withdrawals (not including surrender charges and processing fees), are greater than the cumulative minimum premiums, but the Contract Value (minus outstanding loan amount and any interest you would owe if you surrendered the Policy) is too low to pay the entire monthly deduction when due.

         Whenever your Policy enters the grace period, you must make a sufficient payment before the grace period ends. If you do not make a sufficient payment by the end of the grace period, then your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. The payment must be large enough to cause either one of the following conditions:

         1. the Surrender Value must exceed zero, after deducting all due and unpaid monthly deductions; OR

         2. total premiums paid less withdrawals (not including surrender charges and processing fees) must exceed cumulative minimum premiums, AND the Contract Value less any outstanding loan amount (plus any interest you would owe if you surrendered the Policy) must exceed zero, after deducting all due and unpaid monthly deductions.

         If your Policy enters into a grace period, we will mail a notice to your last known address or to any assignee of record. We will mail the notice at least 31 days before the end of the grace period. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate.

                                  REINSTATEMENT

         We will reinstate a lapsed Policy within three years after the Policy enters a grace period that ends with a lapse (and prior to the maturity date). To reinstate the Policy you must:

         -        provide evidence of insurability satisfactory to us;

         - pay the unpaid monthly deductions due during the last expired grace period; and

         - pay a premium sufficient to keep the Policy in force for three months after the date of reinstatement.

We will reinstate any indebtedness that existed on your Policy at the date of termination, plus additional interest to the date of reinstatement. Your Contract Value on the reinstatement date will equal the premiums paid at reinstatement, times the percent of premium factor, minus all unpaid monthly deductions due during the last expired grace period, minus an additional monthly deduction due at the time of reinstatement, minus any uncollected underwriting and sales charges that would have fallen due between the termination date and the reinstatement date (even if there is a gap in coverage), plus the amount of any loans that existed when the policy terminated (including interest on the loans at 2.75% per year to the date of termination), plus interest on the loans at 2.50% per year from the termination date to the reinstatement date. The surrender charges will still apply and will be calculated based on the original issue date of the Policy and the dates of any increases in the principal sum. The reinstatement date for your Policy will be the monthly due date on or following the date we approve your application for reinstatement. In most states, we will apply the suicide and incontestability provisions from the reinstatement date except that the suicide provision will not apply after age
100. We may decline a request for reinstatement. We will not reinstate a Policy that has been surrendered for the Surrender Value.

FEDERAL TAX CONSIDERATIONS

         The following summary provides a general description of the Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. Please consult counsel or other qualified tax advisers for more complete information. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

                            TAX STATUS OF THE POLICY

         A Policy must satisfy certain requirements set forth in the Tax Code in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law. There is limited guidance as to how these requirements are to be applied. Nevertheless, we believe that a Policy issued on a standard premium class basis should satisfy the applicable Tax Code requirements.

         Because of the absence of pertinent interpretations of the Tax Code requirements, there is uncertainty about the application of such requirements to the Policy, particularly if the Policy is issued on a special premium class basis particularly if the full amount of premiums permitted under the Policy is paid. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

         In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the your flexibility to allocate premiums and Contract Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over variable account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the variable account assets supporting the Policy.

         In addition, the Tax Code requires that the investments of the variable account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the variable account, through the portfolios, will satisfy these diversification requirements.

         The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

                        TAX TREATMENT OF POLICY BENEFITS

         IN GENERAL. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. You should consult a tax adviser on these consequences.

         Generally, you will not be deemed to be in constructive receipt of the Contract Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by (e.g., by assignment), a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

         MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable income tax treatment than other life insurance contracts. In general, a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

         If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

         Upon issue of your Policy, we will notify you if your Policy is classified as a MEC based on the initial premium we receive. If any future payment we receive would cause your Policy to become a MEC, you will be notified. We will not invest that premium in the Policy until you notify us that you want to continue your Policy as a MEC.

         Distributions (other than Death Benefits) from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

         - All distributions other than death benefits from a MEC, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy owner's investment in the Policy only after all gain has been distributed.

         - Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

         - A 10% additional income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you, the beneficiary.

         - If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

         DISTRIBUTIONS (OTHER THAN DEATH BENEFITS) FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than Death Benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

         Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with Policy loans from this Policy are less clear because the difference between the interest rate we charge on Policy loans and the rate we credit to the loan account results in a net cost to you that could be viewed as negligible and, as a result, it is possible that such a loan could be treated as, in substance, a taxable distribution. You should consult a tax adviser about such loans.

         Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10% additional tax.

         INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

         POLICY LOANS. If a loan from a Policy is outstanding when the Policy is cancelled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences. IF YOUR POLICY HAS A LARGE AMOUNT OF INDEBTEDNESS WHEN IT LAPSES OR IS SURRENDERED, YOU MIGHT OWE TAXES THAT ARE MUCH MORE THAN THE SURRENDER VALUE YOU RECEIVE.

         This Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. The aim of this strategy is to continue borrowing from the Policy until its Contract Value is just enough to pay off the Policy loans that have been taken out. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, this strategy will fail to achieve its goal if the Policy is a MEC or becomes a MEC after the periodic borrowing begins. Second, this strategy has not been ruled on by the Internal Revenue Service or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this Policy will be treated as taxable distributions. Finally, there is a significant risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the Contract Value that could result in the Policy lapsing. In that event, assuming Policy loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse occurs. Anyone considering using the Policy as a source of tax-free income by taking out Policy loans should consult a competent tax adviser before purchasing the Policy about the tax risks inherent in such a strategy.

         MULTIPLE POLICIES. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

         WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

         OTHER POLICY OWNER TAX MATTERS. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in-force beyond the insured's 100th year. IT IS POSSIBLE THAT THE INTERNAL REVENUE SERVICE MIGHT TAX YOU AS THOUGH YOU HAVE SURRENDERED THE POLICY WHEN THE INSURED REACHES AGE 100, EVEN IF YOU KEEP THE POLICY IN FORCE. THIS COULD POTENTIALLY RESULT IN A VERY LARGE TAX LIABILITY FOR YOU. THE TAX LIABILITY MIGHT BE MUCH LARGER THAN THE SURRENDER VALUE OF THIS POLICY.

         BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

         SPLIT-DOLLAR ARRANGEMENTS. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

         Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         In addition, the IRS has recently issued guidance relating to split dollar insurance arrangements and the Treasury Department has proposed regulations that, if adopted, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed Treasury regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

         TAX SHELTER REGULATIONS. Prospective owners should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         OTHER TAX CONSIDERATIONS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is a member of a generation that is two or more generations below the generation of the owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

         ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the policyowner is subject to that tax.

         POSSIBLE TAX LAW CHANGES. While the likelihood of legislative changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         POSSIBLE CHARGES FOR OUR TAXES. At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts or to the Policy. We reserve the right to impose charges for any future taxes or economic burden we may incur.

ADDITIONAL INFORMATION

                              SALE OF THE POLICIES

         We have entered into distribution agreements with both Farmers Financial Solutions, LLC ("FFS") and WM Funds Distributor, Inc. ("WMFD") for the distribution and sale of the Policies. Pursuant to these agreements, FFS and WMFD serve as principal underwriters for the Policies. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent, which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. WMFD is a stock life insurance company organized in Washington. WMFD is located at 12009 Foundation Place, Suite 350 (Mailstop: 9002FDCA), Gold River, CA 95670. FFS and WMFD are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which they operate, and are members of the National Association of Securities Dealers, Inc. (the "NASD").

         FFS and WMFD offer the Policies through their registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and WMFD and their registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS and WMFD are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

         We will pay sales commissions to WMFD and FFS for the sale of the Policies by registered persons of a broker-dealer that has entered into a written selling agreement for the Policy with either FFS or WMFD. Compensation may vary, but we generally pay commissions of 80% of premium up to a target premium set by Farmers (we may pay additional amounts), and 3.2% of premium in excess of the target premium in the first year. In renewal years two through ten, the most common commission 4% of premium up to the target premium and 4% of excess premium. After year 10, the common commission is 2% of the premium.

         FFS and WMFD may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Policies. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

         Because registered persons of FFS and WMFD who sell the Policies are also agents of Farmers, they may be eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and WMFD and their managers may also sponsor incentive programs for registered persons. Registered persons of FFS and WMFD may receive bonuses based upon the number of policies sold and maintained over certain periods. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

         We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policy owners or the Variable Account.

         We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering at any time.

                                LEGAL PROCEEDINGS

         Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. While it is not possible to predict the outcome of such matters with absolute certainty, we believe that the ultimate disposition of these proceedings should not have a material adverse effect on the financial position of Farmers New World Life. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the variable account, FFS or WMFD.

                              FINANCIAL STATEMENTS

         Our financial statements and the financial statements of the variable account are contained in the SAI. Our financial statements should be distinguished from the variable account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

PERFORMANCE DATA

   HYPOTHETICAL ILLUSTRATIONS BASED ON ADJUSTED HISTORIC PORTFOLIO PERFORMANCE

         In order to demonstrate how the actual investment experience of the portfolios could have affected the death benefit, Contract Value and Surrender Value of the Policy, we may provide hypothetical illustrations using the actual investment experience of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED.

         The values we may illustrate for death benefit, Contract Value and Surrender Value would take into account all charges and deductions from the Policy, the variable account and the portfolios. We would not deduct premium taxes or charges for any riders.

ILLUSTRATIONS

         The following illustrations have been prepared to help show how certain values under a sample Policy would change with different hypothetical rates of investment performance over an extended period of time. The illustrations show Contract Values and Surrender Values as well as death benefits. The tables illustrate how Contract Values and Surrender Values, which reflect all applicable charges and deductions, and death benefits of the Policy at the illustrated issue ages would have varied over time if the return on the assets of the portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The tables assume that an annual premium is paid on the first day of each Policy year and that there are never any Policy loans. For comparison, the tables also show how the premiums would have accumulated if they had been invested in a typical interest-bearing account at a net interest rate of 5%.

         The Contract Values, Surrender Values and death benefits shown in the tables reflect the fact that the hypothetical net rate of return for each subaccount is lower than the gross rate of return on the portfolios as a result of expenses and fees incurred by the portfolios and the variable account, and as a result of mortality and expense risk charges. The illustrations assume that the assets in the portfolios are subject to average annual portfolio expenses equal to [X.XXXX]% of the average daily net assets (this does not include the mortality and expense risk charge). This assumes an equal allocation of values between all subaccounts, is based on the arithmetic average of the expense ratios of each of the portfolios for the last fiscal year and do not take into account current expense reimbursement arrangements. For information on portfolio expenses, see the Portfolio Expense Table above.

         The illustrations also take into account the daily charge assessed against each subaccount for assuming mortality and expense risks. This charge is equivalent to an annual charge of 0.70% of the average daily net assets in the subaccounts during the first 10 Policy years, 0.30% in years 11 through 20, and 0.25% thereafter. The illustrations take into account the percent of premium factor, the monthly cost of insurance charge, the monthly administration charge, the monthly underwriting and sales charge, and the surrender charges where applicable. Since these charges vary by factors such as issue age, sex and underwriting class and other characteristics of the insured, the charges for your Policy are likely to differ significantly from the charges reflected in these illustrations.

         Taking into consideration the assumed annual average portfolio expenses of [0.XXXXX]% and the annual charges for mortality and expense risks, the gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of [____%], [____%] and [____%] in years 1 through 10, [____%],
[____%] and [____%] in years 11 through 20, and [____%], [____%] and [____%]
thereafter.

         The tables illustrating Policy values are based on the assumptions that the owner pays the premiums indicated, does not change the principal sum, and does not make any withdrawals or take any Policy loans. The values under an actual Policy may be significantly different from those shown even if the portfolio returns average 0%, 6% or 12% but fluctuate over and under those averages throughout the years shown.

         THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE PROVIDED ONLY TO ILLUSTRATE THE MECHANICS OF A HYPOTHETICAL POLICY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return. The actual return on your Contract Value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy's monthly charges, the portfolios' expense ratios, and your Policy loan and withdrawal history.

         Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the policyowner pays more than the stated premium.

         Separate illustrations on each of the following pages reflect our current cost of insurance and administration charges and the higher guaranteed maximum cost of insurance and administration charges that we have the contractual right to charge. The illustrations assume no charges for Federal or state taxes or charges for supplemental benefits.

         The death benefits illustrated in the illustrations assume that the variable death benefit option (Option A) is chosen.

         Zero values in the illustration indicate the Policy lapses unless premiums higher than those illustrated are paid.

         These illustrations are based on Farmers' sex distinct rates for non-tobacco users.

         Since the Cost of Insurance and other charges differ significantly based on issue age, sex, underwriting class and other factors, the values for your Policy are likely to differ significantly from the values shown in these hypothetical illustrations. Upon request, we will furnish comparable illustrations based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those reflected in the following illustrations. Upon request, we will furnish comparable illustrations based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those reflected in the following illustrations.

                 Flexible Premium Variable Life Insurance Policy
       Male Standard Non-Nicotine, Annual Premium of $1,000, Issue Age 35
                         $100,000 Initial Death Benefit
                        (Option A Variable Death Benefit)
     Hypothetical Values Based on Current Cost of Insurance, Administration
                               and Other Charges

                     0% Hypothetical Gross Investment   6% Hypothetical Gross Investment   12% Hypothetical Gross Investment
         Premiums                 Return                             Return                            Return
         Paid Plus   --------------------------------   --------------------------------   ---------------------------------
Policy   Interest    Contract   Surrender     Death     Contract   Surrender     Death     Contract   Surrender    Death
 Year    at 5%***     Value       Value      Benefit      Value      Value      Benefit     Value       Value     Benefit
------   ---------   --------------------------------   --------------------------------   ---------------------------------
 1
 2
 3
 4
 5
 6
 7
 8
 9
10
11
12
13
14
15
16
17
18
19
20

25
30
35
40
45

                 Flexible Premium Variable Life Insurance Policy
       Male Standard Non-Nicotine, Annual Premium of $1,000, Issue Age 35
                         $100,000 Initial Death Benefit
                        (Option A Variable Death Benefit)
 Hypothetical Values Based on Maximum Cost of Insurance, Administration
                               and Other Charges

----------------------------------------------------------------------------------------------------------------------------
                     0% Hypothetical Gross Investment   6% Hypothetical Gross Investment   12% Hypothetical Gross Investment
         Premiums                 Return                             Return                            Return
         Paid Plus   -------------------------------------------------------------------------------------------------------
Policy   Interest    Contract   Surrender     Death     Contract   Surrender     Death     Contract   Surrender    Death
 Year    at 5%***     Value       Value      Benefit      Value      Value      Benefit     Value       Value     Benefit
----------------------------------------------------------------------------------------------------------------------------
 1
 2
 3
 4
 5
 6
 7
 8
 9
10
11
12
13
14
15
16
17
18
19
20

25
30
35
40
45

                 Flexible Premium Variable Life Insurance Policy
       Male Standard Non-Nicotine, Annual Premium of $4,500, Issue Age 60
                          $50,000 Initial Death Benefit
                        (Option A Variable Death Benefit)
 Hypothetical Values Based on Current Cost of Insurance, Administration
                               and Other Charges

----------------------------------------------------------------------------------------------------------------------------
                     0% Hypothetical Gross Investment   6% Hypothetical Gross Investment   12% Hypothetical Gross Investment
         Premiums                 Return                             Return                            Return
         Paid Plus   -------------------------------------------------------------------------------------------------------
Policy   Interest    Contract   Surrender     Death     Contract   Surrender     Death     Contract   Surrender    Death
 Year    at 5%***     Value       Value      Benefit      Value      Value      Benefit     Value       Value     Benefit
----------------------------------------------------------------------------------------------------------------------------
 1
 2
 3
 4
 5
 6
 7
 8
 9
10
11
12
13
14
15
16
17
18
19
20

25
30
35
40
45

                 Flexible Premium Variable Life Insurance Policy
       Male Standard Non-Nicotine, Annual Premium of $4,500, Issue Age 60
                          $50,000 Initial Death Benefit
                        (Option A Variable Death Benefit)
 Hypothetical Values Based on Maximum Cost of Insurance, Administration
                               and Other Charges

----------------------------------------------------------------------------------------------------------------------------
                     0% Hypothetical Gross Investment   6% Hypothetical Gross Investment   12% Hypothetical Gross Investment
         Premiums                 Return                             Return                            Return
         Paid Plus   -------------------------------------------------------------------------------------------------------
Policy   Interest    Contract   Surrender     Death     Contract   Surrender     Death     Contract   Surrender    Death
 Year    at 5%***     Value       Value      Benefit      Value      Value      Benefit     Value       Value     Benefit
----------------------------------------------------------------------------------------------------------------------------
 1
 2
 3
 4
 5
 6
 7
 8
 9
10
11
12
13
14
15
16
17
18
19
20

25
30
35
40
45

TABLE OF CONTENTS FOR THE SAI

Glossary........................................................................                 i
General Provisions..............................................................                 1
The Policy......................................................................                 1
Our Right to Contest the Policy.................................................                 1
Suicide Exclusion...............................................................                 1
Misstatement of Age or Sex......................................................                 2
Addition, Deletion or Substitution of Investments...............................                 2
Resolving Material Conflicts....................................................                 2
Additional Information..........................................................                 3
Changing Death Benefit Options..................................................                 3
Payment Options.................................................................                 4
Dollar Cost Averaging...........................................................                 5
Subaccount Unit Value...........................................................                 6
Net Investment Factor...........................................................                 6
Additional Information about Farmers and the Variable Account...................                 7
Reports to Owners...............................................................                 7
Records.........................................................................                 8
Legal Matters...................................................................                 8
Experts.........................................................................                 8
Other Information...............................................................                 8
IMSA............................................................................                 9
Financial Statements............................................................                 9
Index to Financial Statements...................................................                10

GLOSSARY

         For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT
An accounting unit we use to calculate subaccount values. It measures the net investment results of each of the subaccounts.

ATTAINED AGE
The insured's age on the issue date plus the number of years completed since the issue date.

BENEFICIARY
The person(s) you select to receive the death benefit from this Policy.

CASH VALUE
The Contract Value minus the surrender charge that would be imposed if you surrendered your Policy.

COMPANY (WE, US, OUR, FARMERS, FNWL)
Farmers New World Life Insurance Company

CONTRACT VALUE
The sum of the values you have in the variable account, the fixed account and the loan account.

CUMULATIVE MINIMUM PREMIUMS
The sum of all monthly-mode minimum premiums due since the issue date. The initial minimum premium is specified on the Policy specifications page. The minimum premium will change if you increase or decrease the principal sum or if certain other changes in the Policy occur.

DEATH BENEFIT PROCEEDS
The amount we will pay to the beneficiary when we receive proof of the insured's death. We will increase the proceeds by any additional insurance benefits that are payable under the terms of any riders you added to the Policy, and we will reduce the proceeds by the amount of any outstanding loans (plus any interest you owe), and any due and unpaid monthly deductions.

FIXED ACCOUNT
An option to which you can direct your Contract Value under the Policy. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE
The portion of your Contract Value allocated to the fixed account.

FUNDS
Investment companies that are registered with the SEC. This Policy allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT
The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE
The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

INITIAL PREMIUM
The amount you must pay before insurance coverage begins under this Policy. The initial premium is shown on your Policy's specification page.

INSURED
The person whose life is insured by this Policy.

ISSUE AGE
The insured's age as of the last birthday before the issue date.

ISSUE DATE
The date when life insurance coverage begins. We measure Policy months, Policy years, and Policy anniversaries from the issue date. On the issue date, we place your initial premium (times the percent of premium factor) in the fixed account. The first monthly deduction occurs on the issue date. The entire Contract Value remains allocated to the fixed account until the reallocation date.

LAPSE
When life insurance coverage ends because the Surrender Value is zero and you have not made a sufficient payment by the end of a 61-day grace period. If you have paid total premiums (minus withdrawals) that exceed cumulative minimum premiums, then the Policy will enter a 61-day grace period only if the Contract Value (minus any outstanding loan amount and any interest you would owe if you surrendered the Policy) is too low to pay the entire monthly deduction due.

LOAN AMOUNT
The total amount of all outstanding Policy loans, including both principal and interest due. We deduct an amount equal to the loan amount from the subaccounts and the fixed account and place it in the loan account as collateral for the loans. The loan account is part of our general account.

MATURITY DATE
The Policy anniversary when the insured reaches age 120 and life insurance coverage under this Policy ends. The maturity date is shown on the Policy specifications page.

MONTHLY DEDUCTION
The amount we deduct from the Contract Value each month to pay for the insurance coverage. The monthly deduction includes the cost of insurance charge, the monthly administration charge, the monthly underwriting and sales charge, the cost of any riders, and any extra charge for a special premium class.

MONTHLY DUE DATE
The day of each month when we determine Policy charges and deduct them from Contract Value. It is the same date each month as the issue date. If there is no Valuation Day that coincides with the issue date in the calendar month, the monthly due date is the next Valuation Day.

PERCENT OF PREMIUM FACTOR
The factor (currently 95.75%) by which we multiply each premium to determine the amount of premium credited to the Contract Value. We retain the balance of each premium to compensate us for certain expenses such as premium taxes and distribution expenses. The percent of premium factor is shown on your Policy's specifications page.

PORTFOLIO
A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM CLASS
A classification that affects the cost of insurance rate and the premium required to insure an individual.

PREMIUMS
All payments you make under the Policy other than loan repayments. When we use the term "premium" in this prospectus, it generally has the same meaning as "net premium" in the Policy, and means a premium multiplied by the percent of premium factor.

PRINCIPAL SUM
The dollar amount of insurance selected by the owner. The principal sum on the issue date is set forth on the Policy's specifications page. You may increase or decrease the principal sum under certain conditions. Certain actions you take, such as changing the death benefit option or taking a partial withdrawal, may affect the amount of the principal sum. The actual death benefit proceeds we pay under the Policy may be more or less than the principal sum.

REALLOCATION DATE
The date we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The reallocation date is the record date, plus the number of days in your state's right to examine period, plus 10 days.

RECORD DATE
The date we record your Policy in our books as an in force policy.

RIGHT TO EXAMINE PERIOD
The period when you may return the Policy and receive a refund. The length of the right to examine period varies by state. It will be at least 10 days from the date you receive the Policy. The first page of your Policy shows your right to examine period.

SERVICE CENTER
The address of the Service Center is P.O. Box 724208, Atlanta, GA 31139. McCamish Systems, L.L.C. Insurance Administrators is the administrator of the Policy. You can call the Service Center toll-free at 1-877-376-8008.

SUBACCOUNT
A division of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER
The termination of the Policy at the option of the owner.

SURRENDER CHARGE
The sum of all remaining monthly underwriting and sales charges that you would pay if the Policy stayed in force for five years from the issue date (or date of principal sum increase), or until the maturity date, if earlier.

SURRENDER VALUE
The amount we will pay you if you surrender the Policy while it is in force. The Surrender Value on the date you surrender is equal to: the Contract Value, minus any surrender charge, and minus any outstanding loan amount (plus any interest you owe on the loan(s)).

TAX CODE
The Internal Revenue Code of 1986, as amended.

VALUATION DAY
Each day that the New York Stock Exchange ("NYSE") is open for trading. Farmers New World Life Insurance Company is open to administer the Policy on each day the NYSE is open.

VALUATION PERIOD
The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time, 1:00 p.m. Pacific Time) on each Valuation Day and ends at the close of normal trading on the NYSE on the next Valuation Day.

VARIABLE ACCOUNT
Farmers Variable Life Separate Account A. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE
The portion of your Contract Value that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE
The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept,
(2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)
The person entitled to exercise all rights as owner under the Policy.

APPENDIX A - GUARANTEED MAXIMUM COST OF INSURANCE RATES

------------------------------------------------------------------------------------------------------------------------------
                                  GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE RATES FOR A MALE
                                          Per $1000 of Risk Insurance Amount
------------------------------------------------------------------------------------------------------------------------------
           Cost of              Cost of               Cost of              Cost of              Cost of              Cost of
Attained  Insurance  Attained  Insurance   Attained  Insurance  Attained  Insurance  Attained  Insurance  Attained  Insurance
  Age       Rate        Age      Rate         Age       Rate       Age      Rate       Age       Rate        Age       Rate
------------------------------------------------------------------------------------------------------------------------------
  21       0.15833      35      0.18083       49      0.53833      62      1.67667      75      5.60417      88      16.62750
------------------------------------------------------------------------------------------------------------------------------
  22       0.15667      36      0.19333       50      0.58333      63      1.84083      76      6.14167      89      17.80750
------------------------------------------------------------------------------------------------------------------------------
  23       0.15333      37      0.20750       51      0.63583      64      2.02250      77      6.69750      90      19.03583
------------------------------------------------------------------------------------------------------------------------------
  24       0.15000      38      0.22333       52      0.69417      65      2.21833      78      7.27667      91      20.34250
------------------------------------------------------------------------------------------------------------------------------
  25       0.14583      39      0.24167       53      0.76083      66      2.42750      79      7.89667      92      21.78583
------------------------------------------------------------------------------------------------------------------------------
  26       0.14333      40      0.26250       54      0.83417      67      2.64917      80      8.57833      93      23.51083
------------------------------------------------------------------------------------------------------------------------------
  27       0.14250      41      0.28500       55      0.91333      68      2.88750      81      9.34083      94      25.83083
------------------------------------------------------------------------------------------------------------------------------
  28       0.14167      42      0.30917       56      0.99750      69      3.15083      82      10.20083     95      29.32167
------------------------------------------------------------------------------------------------------------------------------
  29       0.14333      43      0.33583       57      1.08667      70      3.44750      83      11.15333     96      35.08250
------------------------------------------------------------------------------------------------------------------------------
  30       0.14583      44      0.36417       58      1.18167      71      3.78583      84      12.17667     97      45.08333
------------------------------------------------------------------------------------------------------------------------------
  31       0.15000      45      0.39417       59      1.28500      72      4.17333      85      13.24833     98      62.09583
------------------------------------------------------------------------------------------------------------------------------
  32       0.15583      46       0.42667      60      1.40000      73      4.61167      86      14.35083     99      83.33333
------------------------------------------------------------------------------------------------------------------------------
  33       0.16250      47       0.46083      61      1.53000      74      5.09167      87      15.47750   100-119     N/A
------------------------------------------------------------------------------------------------------------------------------
  34       0.17083      48       0.49750
-----------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                   GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE RATES FOR A FEMALE
                                              Per $1000 of Risk Insurance Amount
------------------------------------------------------------------------------------------------------------------------------
           Cost of              Cost of               Cost of              Cost of              Cost of              Cost of
Attained  Insurance  Attained  Insurance   Attained  Insurance  Attained  Insurance  Attained  Insurance  Attained  Insurance
  Age       Rate       Age       Rate        Age       Rate       Age       Rate       Age       Rate        Age       Rate
------------------------------------------------------------------------------------------------------------------------------
  21       0.09000      35      0.14167      49      0.39917       62      0.95750      75      3.38000      88      13.78167
------------------------------------------------------------------------------------------------------------------------------
  22       0.09167      36      0.15167      50      0.42750       63      1.05250      76      3.78750      89      15.12833
------------------------------------------------------------------------------------------------------------------------------
  23       0.09333      37      0.16333      51      0.45833       64      1.16000      77      4.22333      90      16.57083
------------------------------------------------------------------------------------------------------------------------------
  24       0.09583      38      0.17750      52      0.49333       65      1.27417      78      4.69333      91      18.14000
------------------------------------------------------------------------------------------------------------------------------
  25       0.09750      39      0.19333      53      0.53167       66      1.39250      79      5.21417      92      19.89083
------------------------------------------------------------------------------------------------------------------------------
  26       0.10000      40      0.21083      54      0.57083       67      1.51083      80      5.80583      93      21.95083
------------------------------------------------------------------------------------------------------------------------------
  27       0.10333      41      0.22917      55      0.61083       68      1.63250      81      6.48583      94      24.60250
------------------------------------------------------------------------------------------------------------------------------
  28       0.10667      42      0.24833      56      0.65000       69      1.76917      82      7.27083      95      28.41833
------------------------------------------------------------------------------------------------------------------------------
  29       0.11000      43      0.26667      57      0.68750       70      1.93000      83      8.15833      96      34.49000
------------------------------------------------------------------------------------------------------------------------------
  30       0.11417      44      0.28667      58      0.72500       71      2.12750      84      9.13500      97      44.77000
------------------------------------------------------------------------------------------------------------------------------
  31       0.11833      45      0.30667      59      0.76667       72      2.37250      85      10.19083     98      61.99667
------------------------------------------------------------------------------------------------------------------------------
  32       0.12250      46      0.32667      60      0.81667       73      2.66583      86      11.31833     99      83.33333
------------------------------------------------------------------------------------------------------------------------------
  33       0.12833      47      0.34917      61      0.87833       74      3.00417      87      12.51500   100-119     N/A
------------------------------------------------------------------------------------------------------------------------------
  34       0.13417      48      0.37333
----------------------------------------

         If the insured is in a special premium class, the guaranteed maximum monthly cost of insurance rate will be the rate shown in the table times the special premium class rating factor shown on the Policy Specifications page.

         The rates shown above are for the base Policy only. Separate maximum charges apply to each rider.

[OUTSIDE BACK COVER PAGE]

         The SAI contains additional information about the Policy and the variable account. The Table of Contents for the SAI appears near the end of this prospectus. The SAI has been filed with the SEC and is incorporated by reference into this prospectus.

         You can obtain the SAI and personalized illustrations of death benefit proceeds, Surrender Values, and Contract Values, at no cost by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

         The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. More information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

SEC File No. 333-100287/811-09507

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the
               FARMERS ACCUMULATOR VARIABLE LIFE INSURANCE POLICY

                Individual Flexible Premium Variable Life Policy
                ------------------------------------------------

                                 Issued Through
                    FARMERS VARIABLE LIFE SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                           1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time

         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Accumulator Variable Life individual flexible premium variable life insurance policy offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Policy dated May 1, 2003 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.

         This Statement incorporates terms used in the current Prospectus for each Policy.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR POLICY AND THE PORTFOLIOS.

         The date of this Statement of Additional Information is May 1, 2003.

TABLE OF CONTENTS

                                                                                      PAGE
Glossary........................................................................        2
General Provisions..............................................................        5
     The Policy.................................................................        5
     Our Right to Contest the Policy............................................        5
     Suicide Exclusion..........................................................        5
     Misstatement of Age or Sex.................................................        6
     Addition, Deletion or Substitution of Investments..........................        6
     Resolving Material Conflicts...............................................        6
Additional Information..........................................................        7
     Changing Death Benefit Options.............................................        7
     Payment Options............................................................        8
     Dollar Cost Averaging......................................................        9
     Subaccount Unit Value......................................................       10
     Net Investment Factor......................................................       10
     Additional Information about Farmers and the Variable Account..............       11
     Reports to Owners..........................................................       11
     Records....................................................................       12
     Legal Matters..............................................................       12
     Experts....................................................................       12
     Other Information..........................................................       12
IMSA............................................................................       13
Financial Statements............................................................       13
Index to Financial Statements...................................................       14

GLOSSARY

         For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT
An accounting unit we use to calculate subaccount values. It measures the net investment results of each of the subaccounts.

ATTAINED AGE
The insured's age on the issue date plus the number of years completed since the issue date.

BENEFICIARY
The person(s) you select to receive the death benefit from this Policy.

CASH VALUE
The Contract Value minus the surrender charge that would be imposed if you surrendered your Policy.

COMPANY (WE, US, OUR, FARMERS, FNWL)
Farmers New World Life Insurance Company

CONTRACT VALUE
The sum of the values you have in the variable account, the fixed account and the loan account.

CUMULATIVE MINIMUM PREMIUMS
The sum of all monthly-mode minimum premiums due since the issue date. The initial minimum premium is specified on the Policy specifications page. The minimum premium will change if you increase or decrease the principal sum or if certain other changes in the Policy occur.

DEATH BENEFIT PROCEEDS
The amount we will pay to the beneficiary when we receive proof of the insured's death. We will increase the proceeds by any additional insurance benefits that are payable under the terms of any riders you added to the Policy, and we will reduce the proceeds by the amount of any outstanding loans (plus any interest you owe), and any due and unpaid monthly deductions.

FIXED ACCOUNT
An option to which you can direct your Contract Value under the Policy. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE
The portion of your Contract Value allocated to the fixed account.

FUNDS
Investment companies that are registered with the SEC. This Policy allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT
The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE
The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

INITIAL PREMIUM
The amount you must pay before insurance coverage begins under this Policy. The initial premium is shown on your Policy's specification page.

INSURED
The person whose life is insured by this Policy.

ISSUE AGE
The insured's age as of the last birthday before the issue date.

ISSUE DATE
The date when life insurance coverage begins. We measure Policy months, Policy years, and Policy anniversaries from the issue date. On the issue date, we place your initial premium (times the percent of premium factor) in the fixed account. The first monthly deduction occurs on the issue date. The entire Contract Value remains allocated to the fixed account until the reallocation date.

LAPSE
When life insurance coverage ends because the Surrender Value is zero and you have not made a sufficient payment by the end of a 61-day grace period. If you have paid total premiums (minus withdrawals) that exceed cumulative minimum premiums, then the Policy will enter a 61-day grace period only if the Contract Value (minus any outstanding loan amount and any interest you would owe if you surrendered the Policy) is too low to pay the entire monthly deduction due.

LOAN AMOUNT
The total amount of all outstanding Policy loans, including both principal and interest due. We deduct an amount equal to the loan amount from the subaccounts and the fixed account and place it in the loan account as collateral for the loans. The loan account is part of our general account.

MATURITY DATE
The Policy anniversary when the insured reaches age 120 and life insurance coverage under this Policy ends. The maturity date is shown on the Policy specifications page.

MONTHLY DEDUCTION
The amount we deduct from the Contract Value each month to pay for the insurance coverage. The monthly deduction includes the cost of insurance charge, the monthly administration charge, the monthly underwriting and sales charge, the cost of any riders, and any flat extra charge for a special premium class.

MONTHLY DUE DATE
The day of each month when we determine Policy charges and deduct them from Contract Value. It is the same date each month as the issue date. If there is no Valuation Day that coincides with the issue date in the calendar month, the monthly due date is the next Valuation Day.

PERCENT OF PREMIUM FACTOR
The factor (currently 95.75%) by which we multiply each premium to determine the amount of premium credited to the Contract Value. We retain the balance of each premium to compensate us for certain expenses such as premium taxes and distribution expenses. The percent of premium factor is shown on your Policy's specifications page.

PORTFOLIO
A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM CLASS
A classification that affects the cost of insurance rate and the premium required to insure an individual.

PREMIUMS
All payments you make under the Policy other than loan repayments. When we use the term "premium" in this prospectus, it generally has the same meaning as "net premium" in the Policy, and means a premium multiplied by the percent of premium factor.

PRINCIPAL SUM
The dollar amount of insurance selected by the owner. The principal sum on the issue date is set forth on the Policy's specifications page. You may increase or decrease the principal sum under certain conditions. Certain actions you take, such as changing the death benefit option or taking a partial withdrawal, may affect the amount of the principal sum. The actual death benefit proceeds we pay under the Policy may be more or less than the principal sum.

REALLOCATION DATE
The date we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The reallocation date is the record date, plus the number of days in your state's right to examine period, plus 10 days.

RECORD DATE
The date we record your Policy in our books as an in force policy.

RIGHT TO EXAMINE PERIOD
The period when you may return the Policy and receive a refund. The length of the right to examine period varies by state. It will be at least 10 days from the date you receive the Policy. The first page of your Policy shows your right to examine period.

SERVICE CENTER
The address of the Service Center is P.O. Box 724208, Atlanta, GA 31139. McCamish Systems, L.L.C. Insurance Administrators is the administrator of the Policy. You can call the Service Center toll-free at 1-877-376-8008.

SUBACCOUNT
A division of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER
The termination of the Policy at the option of the owner.

SURRENDER CHARGE
The sum of all the underwriting and sales charges that remain on the Policy, assuming the Policy stayed in force until the maturity date.

SURRENDER VALUE
The amount we will pay you if you surrender the Policy while it is in force. The Surrender Value on the date you surrender is equal to: the Contract Value, minus any surrender charge, and minus any outstanding loan amount (plus any interest you owe on the loan(s)).

TAX CODE
The Internal Revenue Code of 1986, as amended.

VALUATION DAY
Each day that the New York Stock Exchange ("NYSE") is open for trading. Farmers New World Life Insurance Company is open to administer the Policy on each day the NYSE is open.

VALUATION PERIOD
The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time, 1:00 p.m. Pacific Time) on each Valuation Day and ends at the close of normal trading on the NYSE on the next Valuation Day.

GENERAL PROVISIONS

THE POLICY

         The entire contract consists of the Policy, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Policy.

         Any change in the Policy or waiver of its provisions must be in writing and signed by one of our officers. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

         Upon notice to you, we may modify the Policy to:

         - conform the Policy, our operations, or the variable account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject;

         - assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

         -        reflect a change in the variable account's operations.

         If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we will amend the provision to conform with such laws.

OUR RIGHT TO CONTEST THE POLICY

         In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

         In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the issue date, or if reinstated, for two years from the date of reinstatement. We will not contest any increase in principal sum after the increase has been in force for two years during the insured's lifetime. This limitation of our right to contest the validity of the Policy does not apply to any riders.

SUICIDE EXCLUSION

         If the insured commits suicide before age 100, while sane or insane, within two years of the issue date or the date of reinstatement, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any loans and any interest you owe, and less any partial withdrawal amounts (not including processing fees) previously paid. A new two-year period will apply from the effective date of any reinstatement and to each increase in principal sum starting on the effective date of each increase. During this two-year period, the death benefit proceeds paid that are associated with an increase in principal sum will be limited to the monthly cost of insurance charges for the increase.

MISSTATEMENT OF AGE OR SEX

         If the insured's age or sex was stated incorrectly in the application or any supplemental application, we will adjust the death benefit to the amount that would have been payable at the correct age and sex based on the most recent deduction for cost of insurance. If the insured's age has been overstated or understated, we will calculate future monthly deductions using the cost of insurance based on the insured's correct age and sex.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

         We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the variable account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. We also reserve the right in our sole discretion to establish additional subaccounts, eliminate or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. In addition, we reserve the right to modify the provisions of the Policy to reflect changes to the subaccounts and the variable account and to comply with applicable law.

RESOLVING MATERIAL CONFLICTS

         The portfolios currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

         We currently do not foresee any disadvantages to you that would arise from the sale of portfolio shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the portfolios will monitor the portfolios in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

         In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the portfolios to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such portfolios, as appropriate.

ADDITIONAL INFORMATION

CHANGING DEATH BENEFIT OPTIONS

-        You must make your request in writing.

- We may require evidence of insurability. We can deny your request for reasons including but not limited to the following:

         - We do not wish to increase the death benefits due to the insured's health, occupation, avocations, or any factor that we believe has a bearing on the insured's risk of death.

         - We conclude the insured has an excessive amount of insurance coverage

         - We conclude the owner no longer has an insurable interest in the insured.

- The effective date of the change will be the monthly due date on or following the date when we approve your request for a change.

- We will send you a Policy endorsement with the change to attach to your Policy.

- Changing the death benefit option may have tax consequences. You should consult a tax adviser before changing the death benefit option.

         FROM OPTION A (VARIABLE DEATH BENEFIT) TO OPTION B (LEVEL DEATH
         BENEFIT)

         -        We do not require evidence of insurability.

         - The principal sum will change. The new Option B principal sum will equal the Option A principal sum plus the Contract Value on the effective date of the change.

         - WE WILL NOT IMPOSE AN ADDITIONAL UNDERWRITING AND SALES CHARGE ON THE PORTIONS OF ANY INCREASE IN PRINCIPAL SUM DUE TO A CHANGE IN DEATH BENEFIT OPTION.

         -        The minimum premium will increase.

         - The change in option affects the determination of the death benefit since Contract Value is no longer added to the principal sum. The death benefit will equal the new principal sum (or, if higher, the Contract Value times the applicable death benefit percentage).

         FROM OPTION B (LEVEL DEATH BENEFIT) TO OPTION A (VARIABLE DEATH
         BENEFIT)

         -        You must provide satisfactory evidence of insurability.

         - The principal sum will change. The new Option A principal sum will equal the Option B principal sum less the Contract Value immediately before the change, but the new principal sum will not be less than the minimum principal sum shown on your Policy's specifications page.

         -        The minimum premium will decrease.

         - The change in death benefit option affects the determination of the death benefit since Contract Value will be added to the new principal sum, and the death benefit will then vary with the Contract Value.

         - Any underwriting and sales charge on the Policy will not be reduced as a result of any decrease in the principal sum.

PAYMENT OPTIONS

         There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Below is information concerning settlement options described in your Policy. None of these options vary with the investment performance of the variable account.

         SETTLEMENT OPTIONS. If you surrender the Policy, or if the Policy matures, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of five fixed settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. The proceeds under any settlement option must be at least $2,500, and each payment must be at least $25, or we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

         Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date, the maturity date or the insured's date of death.

         Under any settlement option, the dollar amount of each payment will depend on three things:

         - the amount of the surrender or death benefit proceeds on the surrender date, maturity date or insured's date of death;

         - the interest rate we credit on those amounts (we guarantee a minimum interest rate); and

         - the specific option(s) you choose. The amount you would receive may depend on your adjusted age and sex.

OPTION 1 - INTEREST        -        Your proceeds will earn interest at a rate
ACCUMULATION:                       of 2.5% per year compounded annually.

                           - We may not keep the funds under this option for longer than five years, unless the beneficiary is a minor, in which case we may hold the funds until the beneficiary attains the age of majority.

OPTION 2 - INTEREST        -        You will receive income of at least $25
INCOME:                             annually, $12.42 semi-annually, $6.19
                                    quarterly, or $2.05 monthly for each $1,000 of proceeds.

                           - Unless you direct otherwise, the payee may withdraw the proceeds at any time.

                           - After the first year, we may defer such withdrawal for up to six months.

OPTION 3 - INCOME -        -        We will pay installments for a specified
PERIOD CERTAIN:                     period.

                           - The amount of each installment per $1,000 of proceeds will not be less than the amounts shown in the table in your Policy.

                           - If the payee dies before the end of the specified period, we will pay the installments to the contingent payee for the remainder of the specified period.

OPTION 4 - INCOME -        -        We will pay installments of a specified
AMOUNT CERTAIN:                     amount until the proceeds together with
                                    interest are paid in full.

                           - We will credit interest at a rate of 2.5% compounded annually.

OPTION 5 - INCOME -        -        We will pay installments for the payee's
LIFE:                               lifetime.

                           - We will make payments for at least a specified guaranteed period.

                           - If the payee dies before the end of the guaranteed period, we will continue to pay proceeds to a contingent payee for the remainder of the guaranteed period.

                           - The amount of each installment will depend on the adjusted age and sex of the payee at the time the first payment is due.

                           - We determine the adjusted age by calculating the age at the payee's nearest birthday on the date of the first payment and subtracting a number that depends on the year in which the first payment begins:

First Payment Date                    Adjusted Age is Age Minus
------------------                    -------------------------
2001 to 2010                                  1 Year
2011 to 2020                                  2 Years
2021 to 2030                                  3 Years
2031 to 2040                                  4 Years
 After 2040                                   5 Years

DOLLAR COST AVERAGING

         Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

         You may cancel your participation in the program at any time.

         You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. Transfers under the dollar cost averaging program are not included when we determine the number of free transfers permitted each year. We must receive the form at least 5 valuation days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account must be at least $100. Transfers under the dollar cost averaging program will not occur unless the balance in the fixed account is at least as large as the amount designated to be transferred.

         We may modify or revoke the dollar cost averaging program at any time. There is no charge for participating in the dollar cost averaging program.

SUBACCOUNT UNIT VALUE

         The unit value of any subaccount at the end of a Valuation Period is calculated as:

         A x B, where:

         "A" is the subaccount's unit value for the end of the immediately preceding Valuation Day; and "B" is the net investment factor for the most current Valuation Day.

         The net investment factor is an index we use to measure the investment performance of a subaccount from one Valuation Period to the next. Each subaccount has a net investment factor for each Valuation Period that may be greater or less than one. Therefore, the value of a unit (and the value of a subaccount) may increase or decrease. We determine the net investment factor for any subaccount for any Valuation Period by the following formula:

                                    X / Y - Z

         "X" equals:

         1. the net asset value per portfolio share held in the subaccount at the end of the current Valuation Day; PLUS

         2. the per share amount of any dividend or capital gain distribution on shares held in the subaccount during the current Valuation Day; MINUS

         3. the per share amount of any capital loss distribution on shares held in the subaccount during the current Valuation Day; MINUS

         4. the per share amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes.

         "Y" equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding Valuation Day.

         "Z" equals the mortality and expense risk charge.

NET INVESTMENT FACTOR

         The net investment factor is an index that measures the investment performance of a subaccount from one valuation day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

         (X) is the net result of:

         1. the net asset value per portfolio share held in the subaccount at the end of the current valuation day; plus

         2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current valuation day; less

         3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current valuation day.

         (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding valuation day.

         (Z) equals charges and fees deducted from the subaccount. These consist of:

         1. the percentage charge for mortality and expense risk on that valuation day;

         2. the percentage charge for administrative costs on that valuation day; and

         3. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

ADDITIONAL INFORMATION ABOUT FARMERS AND THE VARIABLE ACCOUNT

         Farmers New World Life Insurance Company ("Farmers"), is the stock life insurance company issuing the Policy. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Policy and under other variable life insurance policies Farmers issues. Farmers' general account supports the fixed account under the Policy.

         Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company and Zurich Allied AG, a Swiss Company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.

         Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 43 states and the District of Columbia. The states where Farmers is not licensed are Alaska, Florida, Louisiana, New Hampshire, New York, North Carolina, and Vermont.

         Farmers established the variable account as a separate investment account under Washington law on April 6, 1999. Farmers owns the assets in the variable account and is obligated to pay all benefits under the Policies. Farmers may use the variable account to support other variable life insurance policies Farmers issues. The variable account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the Federal securities laws.

         We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing aggregate coverage of $30,000,000 (subject to a $500,000 deductible) for all officers and employees of Farmers Group, Inc.

REPORTS TO OWNERS

         At least once each year, or more often as required by law, we will mail to owners at their last known address a report showing at least the following information as of the end of the report period:

-   the current principal sum

-   the current death benefit

-   the Contract Value

-   the Surrender Value

-   any loans since the last report

-   premiums paid since the last report

-   all deductions since the last report

-   the amount of any outstanding loans

         You may request additional copies of reports for a $5 fee. We will maintain all records relating to the variable account and the fixed account.

         Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, loans and surrenders. Scheduled financial transactions may be confirmed using quarterly statements.

RECORDS

         We will maintain all records relating to the variable account and fixed account.

LEGAL MATTERS

         Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the Federal securities laws. All matters of Washington law pertaining to the Policy have been passed upon by M. Douglas Close, Vice President and General Counsel, Farmers New World Life Insurance Company.

EXPERTS

         The financial statements included in the Statement of Additional Information as of December 31, 2002 and 2001 and for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent accountants, 999 Third Avenue, Suite 1800, Seattle, Washington 98104, as stated in their reports appearing in the Statement of Additional Information in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         The financial statements for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, 700 Fifth Avenue, Suite 4500, Seattle, Washington, 98104-5044, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Actuarial matters included in this Statement of Additional Information have been examined by Joel D. Kuni as stated in the opinion filed as an exhibit to this registration statement.

OTHER INFORMATION

         We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Policies discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

FINANCIAL STATEMENTS

         The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2002 and 2001, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, as well as the Independent Accountants' Reports, are contained herein. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policies.

         The audited financial statements for the Farmers Variable Life Separate Account A as of December 31, 2002, and for the periods ended December 31, 2002 and 2001, as well as the Independent Accountants' Reports, are also contained herein.

INDEX TO FINANCIAL STATEMENTS

                                                                                                      PAGE
                                                                                                      ----
Farmers New World Life Insurance Company
   Report of Independent Accountants..........................................................         __
   Independent Auditors Report................................................................         __
   Balance Sheets, December 31, 2002 and 2001.................................................         __
   Statement of Income for the Years Ended December 31, 2002, 2001 and 2000...................         __
   Statements of Comprehensive Income for the Years Ended December 31, 2002, 2001 and 2000....         __
   Statements of Stockholder's Equity for the Years Ended December 31, 2002, 2001 and 2000....         __
   Statements of Cash Flows for the Years Ended December 31, 2002, 2001 and 2000..............         __
   Notes to Financial Statements..............................................................         __

Farmers Variable Life Separate Account A
   Report of Independent Accountants..........................................................         __
   Independent Auditors' Report...............................................................         __
   Statements of Assets and Liabilities, December 31, 2002....................................         __
   Statements of Operations for the Years Ended December 31, 2002, 2001.......................         __
   Statements of Changes in Net Assets for the Years Ended December 31, 2002, 2001............         __
   Notes to Financial Statements..............................................................         __

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

(a)      Board of Directors Resolutions.

         1) Resolution of the Board of Directors of Farmers New World Life Insurance Company establishing Farmers Variable Life Separate Account A. 1/

(b)      Custodian Agreements. Not applicable.

(c)      Underwriting Contracts.

         1)       Form of Distribution Agreement. 11/

         2)       Form of Selling Agreement. 11/

         3)       Commission Rate Schedule. 11/

(d)      Contracts.

         1)       Specimen Flexible Premium Variable Life Insurance Policy. 8/

         2)       Monthly Disability Benefit Rider. 8/

         3)       Accelerated Benefit Rider. 8/

(e)      Applications.

         1)       Form of Application for Flexible Premium Life Insurance. 9/

(f)      Depositor's Certificate of Incorporation and By-Laws.

         1) Articles of Incorporation of Farmers New World Life Insurance Company. 1/

         2)       By-laws of Farmers New World Life Insurance Company. 1/

(g)      Reinsurance Contracts. 11/

(h)      Participation Agreements.

         1) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. 3/

         2) Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. 5/

         3) Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. 6/

         4) Form of Amendment No. 3 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company. 9/

         5) Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc., and Farmers New World Life Insurance Company. 11/

(i)      Administrative Contracts.

         1) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company. 2/

         2) Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company dated as of April 1, 2001. 5/

(j)      Other Material Contracts.

         1)       Powers of Attorney. 1/4/7/

(k)      Legal Opinion.

         1)       Opinion of M. Douglas Close, Esquire 11/

(l)      Actuarial Opinion.

         1)       Opinion of Joel Kuni, FSA, MAAA 11/

(m)      Calculations. 11/

(n)      Other Opinions.

         1)       Consent of Sutherland Asbill & Brennan LLP 11/

         2)       Consent of PricewaterhouseCoopers LLP 11/

         3)       Consent of Deloitte & Touche LLP 11/

(o)      Omitted Financial Statements. Not applicable.

(p)      Initial Capital Agreements. Not applicable.

(q)      Redeemability Exemption.

         1)       Description of issuance, transfer and redemption procedures.
                  9/

-------------------------
(1) Incorporated herein by reference to the initial Registration Statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGAR LINK on July 29, 1999 (File No. 333-84023).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on November 15, 1999 (File No. 333-85183).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 27, 2001 (File No. 333-85183).

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on April 27, 2001 (File No. 333-84023).

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 26, 2002 (File No. 333-85183).

(6) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 27, 2002 (File No. 333-85183).

(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on August 28, 2002 (File No. 333-84023).

(8) Incorporated herein by reference to the initial Registration Statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on October 2, 2002 (File No. 333-100287).

(9) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC on December 18, 2002 (File No. 333-100287).

(10)     Filed herewith.

(11)     To be filed by subsequent amendment.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address     Position and Office with Depositor
-----------------------------------     ----------------------------------
Jerry J. Carnahan(1)                    Director
Martin D. Feinstein(1)                  Chairman of the Board and Director
Paul N. Hopkins(1)                      Director
Michael W. Keller(2)                    Chief Marketing Officer, Vice President
                                        and Director
Ryan R. Larson(2)                       Vice President, Actuary and Director
C. Paul Patsis(2)                       President, Chief Executive Officer and
                                        Director
James I. Randolph(2)                    Vice President, Assistant Secretary and
                                        Director
Gary R. Severson(3)                     Director
Richard M. Shriver(2)                   Director
John F. Sullivan, Jr.(4)                Director
Sharylee Barnes, M.D.(2)                Medical Director
Leeann G. Badgett(2)                    Assistant Treasurer
M. Douglas Close (1)                    Vice President and General Counsel
Sharon D. Courlas, M.D.(2)              Vice President and Medical Director

David A. Demmon (1)                     Assistant Treasurer
Gerald A. Dulek (1)                     Assistant Vice President
Laszlo G. Heredy (1)                    Vice President
Doren E. Hohl1                          Assistant Secretary
Paul F. Hott(2)                         Assistant Vice President
Kathleen D. Katovich (1)                Assistant Secretary
Hubert L. Mountz (1)                    Assistant Treasurer
Link R. Murphy, M.D.(5)                 Assistant Medical Director
Dennis J.A. Nibbe(3)                    Assistant Treasurer
John R. Patton(2)                       Assistant Vice President and Secretary
Pierre C. Wauthier(1)                   Vice President and Assistant Treasurer

----------------
(1) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.
(2) The principal business address is 3003 -- 77th Avenue, S.E. Mercer Island, Washington 98040.
(3)      The principal business address is 801 2nd Ave., Seattle, WA 98104.
(4)      The principal business address is 1201 3rd Ave., #3390, Seattle, WA
         98101.
(5)      The principal business address is 2500 Farmers Way, Columbus, Ohio
         43235.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

----------------------------------------------------------------------------------------------------------------------
                                                                             CORE BUSINESS (SEE
                                                                              LEGEND AT BOTTOM
                                                                                  OF CHART)               HOLDING %
----------------------------------------------------------------------------------------------------------------------
ARGENTINA
----------------------------------------------------------------------------------------------------------------------
     Zurich Argentina Cla. de Seguros, Buenos Aires                                  N/L                   100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star (International Life) Ltd., Buenos Aires                               L                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Iguazu Compania de Seguros de Retiro S.A. Buenos Aires                    L                    100.00
----------------------------------------------------------------------------------------------------------------------
AUSTRALIA
----------------------------------------------------------------------------------------------------------------------
     Zurich Australian Insurance Ltd., Sydney                                         N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Australia Ltd., Sydney                                                    L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Financial Services Australia Ltd., Sydney                                 N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Australian Branch, Sydney                              R                    Branch
----------------------------------------------------------------------------------------------------------------------
AUSTRIA
----------------------------------------------------------------------------------------------------------------------
     Zurich Kosmos Versicherungen AG, Vienna                                         N/L                    99.98
----------------------------------------------------------------------------------------------------------------------
BAHAMAS
----------------------------------------------------------------------------------------------------------------------
     Micoba Holdings Ltd., Nassau                                                     N                    100.00
----------------------------------------------------------------------------------------------------------------------
BELGIUM
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Brussels                                               N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Ltd., Brussels                                     L                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich International Belgique S.A. Brussels                                      N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Universal S.A., Antwerpen                                                 N                    100.00
----------------------------------------------------------------------------------------------------------------------
BERMUDA
----------------------------------------------------------------------------------------------------------------------
     BG Investments Ltd., Hamilton                                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Group Holdings Ltd., Hamilton                                             R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Life Reinsurance Ltd., Hamilton                                           R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Reinsurance Ltd., Hamilton                                                R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Reinsurance (U.S.) Ltd., Hamilton                                         R                    100.00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                              CORE BUSINESS (SEE
                                                                               LEGEND AT BOTTOM
                                                                                   OF CHART)              HOLDING %
----------------------------------------------------------------------------------------------------------------------
     CentreLine Reinsurance Ltd., Hamilton                                            R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Solutions (Bermuda) Ltd., Hamilton                                        R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Solutions (U.S.) Ltd., Hamilton                                           R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Coral Shield Insurance Co. Ltd. Hamilton                                         R                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZCM Holdings (Bermuda) Ltd., (and subsidiaries), Hamilton                        N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Asia Holdings Ltd., Hamilton                                              N                     90.00
----------------------------------------------------------------------------------------------------------------------
     Global Asset Holdings Ltd., Hamilton                                             N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Bermuda Branch, Hamilton                               N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich International (Bermuda) Ltd., Hamilton                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Berlin Ltd., Hamilton                                                            N                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZG Investments II Ltd., Pembroke                                                 A                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZG Investments III Ltd., Pembroke                                                N                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZG Investments Ltd., Hamilton                                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Global Energy Ltd., Hamilton                                              N                    100.00
----------------------------------------------------------------------------------------------------------------------
BOLIVIA
----------------------------------------------------------------------------------------------------------------------
     La Boliviana Ciacruz des Seguros y Reasaguros S.A., La Paz                       N                     51.00
----------------------------------------------------------------------------------------------------------------------
BRAZIL
----------------------------------------------------------------------------------------------------------------------
     Zurich Brasil Seguros S.A., Sao Paulo                                           N/L                   100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Participacoes et Representatcoas Lida, Sao Paulo                          N                    100.00
----------------------------------------------------------------------------------------------------------------------
CANADA
----------------------------------------------------------------------------------------------------------------------
     Peopleplus Insurance Company, Toronto                                            N                    100.00
----------------------------------------------------------------------------------------------------------------------
     World Travel Protection Canada, Inc., Toronto                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Canadian Branch, Toronto                               N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Canadian Holdings, Ltd., Toronto                                          N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company of Canada, Toronto                                 L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life of Canada Holdings Ltd., Toronto                                     L                    100.00
----------------------------------------------------------------------------------------------------------------------
CHILE
----------------------------------------------------------------------------------------------------------------------
     Chilena Consolidada Seguros Generales S.A., Santiago de Chile                    N                     76.56
----------------------------------------------------------------------------------------------------------------------
     Chilena Consolidada Seguros de Vida S.A., Santiago de Chile                      L                     98.94
----------------------------------------------------------------------------------------------------------------------
     Inversiones Sulzo Chilena S.A., Santiago de Chile                                N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Investments Chile S.A., Santiago de Chile                                 A                    100.00
----------------------------------------------------------------------------------------------------------------------
CHINA
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Representative Offices in Beijing                      N                Rep. Offices
         and Shanghai
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Insurance Company, Representative Office, Beijing                     N                 Rep. Office
----------------------------------------------------------------------------------------------------------------------
CYPRUS
----------------------------------------------------------------------------------------------------------------------
     Rimswell Investments Ltd., Limassol                                              N                    100.00
----------------------------------------------------------------------------------------------------------------------
CZECH REPUBLIC
----------------------------------------------------------------------------------------------------------------------
     Zurich Poijstovna, Prague                                                        N                    Branch
----------------------------------------------------------------------------------------------------------------------
DENMARK
----------------------------------------------------------------------------------------------------------------------
     Zurich Forsikring, Copenhagen                                                    N                    Branch

----------------------------------------------------------------------------------------------------------------------
                                                                              CORE BUSINESS (SEE
                                                                               LEGEND AT BOTTOM
                                                                                   OF CHART)               HOLDING %
----------------------------------------------------------------------------------------------------------------------
ESTONIA
----------------------------------------------------------------------------------------------------------------------
     Zurich Kindlustuse Eesti AS, Tallinn                                             N                    100.00
----------------------------------------------------------------------------------------------------------------------
FINLAND
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Helsinki                                               N                    Branch
----------------------------------------------------------------------------------------------------------------------
FRANCE
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Paris                                                  N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Epaigne Cie d'Assurances, Paris                                           L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich International (France) Cie d'Assurances S.A., Paris                       N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Ltd., Paris                                        L                    Branch
----------------------------------------------------------------------------------------------------------------------
     ZURITEL Cie d'Assurances S.A., Paris                                             N                    100.00
----------------------------------------------------------------------------------------------------------------------
GERMANY
----------------------------------------------------------------------------------------------------------------------
     DA Deutsche Allgemeine Versicherung AG, Frankfurt                                N                    100.00
----------------------------------------------------------------------------------------------------------------------
     DA Deutsche Allgemeine Leben Versicherung AG, Frankfurt                          L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Patria Versicherung AG, Cologne                                                  N                     99.57
----------------------------------------------------------------------------------------------------------------------
     Neckura Lebensversicherung AG, Oberursel                                         L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Neckura Versicherung AG, Oberursel                                               N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Beteiligungs-AG (Deutschland), Frankfurt                                  N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Agrippina Krankenversicherung AG, Cologne                                 N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Frankfurt                                              N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Investmentgesellschaft mbH, Frankfurt                                     A                     80.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Ltd., Frankfurt                                    L                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Agrippina Versicherung AG, Frankfurt                                      N                      99.6
----------------------------------------------------------------------------------------------------------------------
     Zurich Agrippina Lebensversicherung AG, Frankfurt                                L                     99.20
----------------------------------------------------------------------------------------------------------------------
GUAM
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance (Guam), Inc., Agana                                             N                    100.00
----------------------------------------------------------------------------------------------------------------------
HONG KONG
----------------------------------------------------------------------------------------------------------------------
     Paofoong Insurance Company (Hong Kong) Ltd., Hong Kong                           N                     60.00
----------------------------------------------------------------------------------------------------------------------
     Wing Hang Zurich Insurance Company Ltd., Hong Kong                               N                     35.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company (Asia) Ltd., Hong Kong                                  N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Representatives (Asia) Ltd., Hong Kong                                    R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Insurance Company Ltd., Hong Kong                                     N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Life Assurance Company Limited, Hong Kong                             L                    Branch
----------------------------------------------------------------------------------------------------------------------
HUNGARY
----------------------------------------------------------------------------------------------------------------------
     Rimswell Hungary Consulting, Budapest                                            R                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZurichBiztosito Rt., Budapest                                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
INDONESIA
----------------------------------------------------------------------------------------------------------------------
     PT Zurich Insurance Indonesia, Jakarta                                           N                     80.00
----------------------------------------------------------------------------------------------------------------------
     PT Zurich Insurance Indonesia, Jakarta                                           L                     77.50
----------------------------------------------------------------------------------------------------------------------
IRELAND
----------------------------------------------------------------------------------------------------------------------
     Centre Finance Dublin International, Dublin                                      R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Insurance International Company, Dublin                                   R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Reinsurance International Company, Dublin                                 R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Insurance Company (Ireland) Ltd., Dublin                              N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Life Assurance Co. of Ireland Limited, Dublin                         L                    100.00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                              CORE BUSINESS (SEE
                                                                               LEGEND AT BOTTOM
                                                                                   OF CHART)               HOLDING %
----------------------------------------------------------------------------------------------------------------------
     Orange Stone Holdings, Dublin                                                    R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Orange Stone Reinsurance, Dublin                                                 R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Dublin                                                 N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Bank, Dublin                                                              A                    100.00
----------------------------------------------------------------------------------------------------------------------
ITALY
----------------------------------------------------------------------------------------------------------------------
     Ebacei S.p.A., Milan                                                             N                    100.00
----------------------------------------------------------------------------------------------------------------------
     La Sicurta 1879 Societa per Azioni di Ass. e Riass, Milan                        N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Milan                                                  N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich International (Italia) S.p.A., Milan                                      N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Investments Life S.p.A., Milan                                            L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Investments SGR S.p.A., Milan                                             A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Investments Sim S.p.A., Milan                                             A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Investments Gest Sim S.p.A., Milan                                        A                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZurigoSim S.p.A.                                                                 A                    100.00
----------------------------------------------------------------------------------------------------------------------
JAPAN
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Tokyo                                                  N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Ltd., Tokyo                                        L                    Branch
----------------------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company Korea Representative Office, Seoul                      N                  Rep. Office
----------------------------------------------------------------------------------------------------------------------
LATVIA
----------------------------------------------------------------------------------------------------------------------
     AAS Zurich Latvia Ltd., Riga                                                     N                    100.00
----------------------------------------------------------------------------------------------------------------------
LIECHTENSTEIN
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Vaduz                                                  N                    Branch
----------------------------------------------------------------------------------------------------------------------
LITHUNIA
----------------------------------------------------------------------------------------------------------------------
     UADB Zurich Draudimas, Vilnius                                                   N                    100.00
----------------------------------------------------------------------------------------------------------------------
LUXEMBOURG
----------------------------------------------------------------------------------------------------------------------
     Zurich Eurolife S.A., Luxembourg                                                 L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Luzembourg                                             N                    Branch
----------------------------------------------------------------------------------------------------------------------
MALAYSIA
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance (Malaysia Sdn. Bhd, Kuala Lumpur                                N                     83.38
----------------------------------------------------------------------------------------------------------------------
MALTA
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Malta Limited, La Valletta                                            N                    100.00
----------------------------------------------------------------------------------------------------------------------
MAURITIUS
----------------------------------------------------------------------------------------------------------------------
     ZurichFinance (Mauritius) Ltd., Port Louis                                       N                    100.00
----------------------------------------------------------------------------------------------------------------------
MEXICO
----------------------------------------------------------------------------------------------------------------------
     Zurich, Compania de Seguros S.A., Mexico City                                    N                     99.70
----------------------------------------------------------------------------------------------------------------------
     Zurich Vida, Compania De Seguros, S.A.                                           L                     99.99
----------------------------------------------------------------------------------------------------------------------
     Zurich Afore S.A. de S.V., Admin.-de Fondos p.al Retiro,                         A                     90.90
        Mexico City
----------------------------------------------------------------------------------------------------------------------
MOROCCO
----------------------------------------------------------------------------------------------------------------------
     Zurich Compaignie Marocaine d'Assurances, Casablanca                             N                     89.06
----------------------------------------------------------------------------------------------------------------------
NETHERLANDS
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurancy Company, Leidschendam                                           N                    Branch
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                              CORE BUSINESS (SEE
                                                                               LEGEND AT BOTTOM
                                                                                   OF CHART)               HOLDING %
----------------------------------------------------------------------------------------------------------------------
     Zurich International (Netherland) N.V., Leidschendam                             N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Leven N.V., Leidschendam                                                  L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Ltd., The Hague                                    L                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Atrium B.V., Amsterdam                                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
NETHERLANDS ANTILLES
----------------------------------------------------------------------------------------------------------------------
     Z.I.C. International N.V., Curacao                                               N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Cursud N.V., Curacao                                                             N                    100.00
----------------------------------------------------------------------------------------------------------------------
NORWAY
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Oslo                                                   N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Holding Norge AS, Oslo                                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Protector Forsikring A/S                                                  N                    100.00
----------------------------------------------------------------------------------------------------------------------
PHILIPPINES
----------------------------------------------------------------------------------------------------------------------
     Zurich General Insurance Philippines, Inc., Metro Manila                         N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance, Philippines, Inc., Metro Manila                           N                    100.00
----------------------------------------------------------------------------------------------------------------------
POLAND
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, (Poland) SA, Warsaw                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company (Poland) SA, Warsaw                                L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Polska Sp. z.o.o., Warsaw                                                 A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Open Pension Fund Company, Warsaw                                         A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Sp. z.o.o., Warsaw                                                        A                    100.00
----------------------------------------------------------------------------------------------------------------------
PORTGUAL
----------------------------------------------------------------------------------------------------------------------
     Zurich Companhia de Seguros S.A., Lisbon                                         N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Companhia de Seguros Eagle Star Vida S.A., Lisbon                                L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Ltd., Lisbon                                       L                    Branch
----------------------------------------------------------------------------------------------------------------------
RUSSIA
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company (Russia) Ltd., Moscow                                   L                     49.00
----------------------------------------------------------------------------------------------------------------------
SINGAPORE
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance (Singapore) Pte Limited, Singapore                              N                    100.00
----------------------------------------------------------------------------------------------------------------------
SLOVAKIA
----------------------------------------------------------------------------------------------------------------------
     Zurich Poistovna a.s. Bratislava                                                 N                    Branch
----------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA
----------------------------------------------------------------------------------------------------------------------
     South African Eagle Insurance Company Limited, Johannesburg                      N                     83.50
----------------------------------------------------------------------------------------------------------------------
SPAIN
----------------------------------------------------------------------------------------------------------------------
     Zurich Espana Compania de Seguros y Reasaguros, S.A.,                            N                     99.78
       Barcelona
----------------------------------------------------------------------------------------------------------------------
     Zurich Vida, Compania de Seguros y Reasaguros, S.A.,                             L                    100.00
        Madrid
----------------------------------------------------------------------------------------------------------------------
SRI LANKA
----------------------------------------------------------------------------------------------------------------------
     Eagle Insurance Company Ltd., Colombo                                           N/L                    51.00
----------------------------------------------------------------------------------------------------------------------
     Eagle NDB Fund Management Company Ltd., Colombo                                  A                     51.00
----------------------------------------------------------------------------------------------------------------------
     Zurich NDB Finance Lanka (Private) Ltd., Colombo                                 N                     58.44
----------------------------------------------------------------------------------------------------------------------
SWEDEN
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Stockholm                                              N                    Branch
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                              CORE BUSINESS (SEE
                                                                               LEGEND AT BOTTOM
                                                                                   OF CHART)               HOLDING %
----------------------------------------------------------------------------------------------------------------------
SWITZERLAND
----------------------------------------------------------------------------------------------------------------------
     Alpina Insurance Company Ltd., Zurich                                            N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Assuricum Company Ltd., Zurich                                                   N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Solutions AG, Zurich                                                      R                    100.00
----------------------------------------------------------------------------------------------------------------------
     INZIC AG, Zug                                                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     La Genevoisa, Cie generale d'Assurances, Geneva                                  L                    100.00
----------------------------------------------------------------------------------------------------------------------
     La Genevoisa, Cie d'Assurances sur la Vie, Geneva                                L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Orion Rechtsschutz-Versicherungsgesellschaft, Basel                              N                     56.00
----------------------------------------------------------------------------------------------------------------------
     Rud, Blass & Cie AG, Bankgeschaft, Zurich                                        A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Turegum Insurance Company, Zurich                                                R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Zurich                                                 N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Swiss Branch, Opfikon                                  N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Group Holding, Zurich                                                     N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Invest Bank AG, Effretikon                                                A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Limited, Zurich                                    L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Financial Services, Zurich                                                N                    100.00
----------------------------------------------------------------------------------------------------------------------
TAIWAN
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company (Taiwan) Ltd., Taipei                                   N                     96.56
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company Ltd., Taipei                                       L                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Securities Investment Trust Company Ltd., Taipei                          A                    100.00
----------------------------------------------------------------------------------------------------------------------
THAILAND
----------------------------------------------------------------------------------------------------------------------
     Thai Zurich Insurance Co., Ltd., Bangkok                                         N                     25.00
----------------------------------------------------------------------------------------------------------------------
     Zurich National Life Assurance Company Ltd., Bangkok                             L                     25.00
----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM
----------------------------------------------------------------------------------------------------------------------
     Allied Dunbar Assurance p.l.c., Swindon                                          L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Group Services Ltd., London                                           N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Holdings Ltd., London                                                 N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Insurance Company Limited, London                                     N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star (International Life) Limited, Isle of Man                             L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Eagle Star Life Assurance Company Limited, London                                L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Gresham Investment Trust p.l.c., London                                          A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Sterling Assurance p.l.c., Swindon                                               L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Turegum Insurance Company                                                        R                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Portsmouth                                             N                    Branch
----------------------------------------------------------------------------------------------------------------------
     Zurich Financial Services (UKISA) Limited, London                                N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Financial Services (Jersey) Limited, Jersey                               N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich GSG Ltd., Wilmslow                                                        N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Holdings (UK) Ltd., Portsmouth                                            N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance (Jersey) Limited, Jersey                                        N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich International (UK) Ltd., London                                           N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Assurance Company Limited, Portsmouth                                L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Specialties London Ltd., London                                           R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Allied Dunbar Assurance Limited, Isle of Man                                     L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Allied Zurich Holdings Limited, Jersey                                           N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Reinsurance Representatives Ltd., London                                  R                  Rep. Office
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                              CORE BUSINESS (SEE
                                                                               LEGEND AT BOTTOM
                                                                                   OF CHART)               HOLDING %
----------------------------------------------------------------------------------------------------------------------
     Allied Zurich p.l.c., London                                                     N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Scudder Investments Holdings, London                                      A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Financial Services UK IFA Group Limited, London                           L                    100.00
----------------------------------------------------------------------------------------------------------------------
UNITED STATES OF AMERICA
----------------------------------------------------------------------------------------------------------------------
     Cedar Hill Holdings, Inc., Scottsdale                                            R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Group Holdings (U.S.) Ltd., New York                                      R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Centre Insurance Company, Wilmington                                             R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Daniels-Head Management Corp., Austin (and subsidiaries)                         N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Empire Fire & Marine Insurance Company, Omaha                                    N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Empire Indemnity Insurance Company, Omaha                                        N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Farmers Group, Inc., Los Angeles                                                 F                    100.00
----------------------------------------------------------------------------------------------------------------------
     Farmers New World Life Insurance Company, Mercer Island                          L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Farmers Reinsurance Company, Los Angeles                                         R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Federal Kemper Life Assurance Company, Long Grove                                L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Kemper Corporation, Schaumburg                                                   L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Kemper Investors Life Insurance Company, Long Grove                              L                    100.00
----------------------------------------------------------------------------------------------------------------------
     PMG Asset Management, Inc., West Palm Beach                                      A                    100.00
----------------------------------------------------------------------------------------------------------------------
     Ris Enterprise Management Limited, New York                                      N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Scudder Investments, Inc., New York                                       N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Universal Underwriters Insurance Company, Overland Park                          N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Universal Underwriters Life Insurance Company,                                   L                    100.00
        Overland Park
----------------------------------------------------------------------------------------------------------------------
     Universal Underwriters of Texas Insurance Company,                               N                    100.00
        Overland Park
----------------------------------------------------------------------------------------------------------------------
     ZC Resource LLC, New York                                                        R                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZC Specialty Insurance Company, Stamford                                         R                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZC Sterling Corporation, New York                                                R                    100.00
----------------------------------------------------------------------------------------------------------------------
     ZGA US Limited, New York                                                         R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich American Insurance Company (and subsidiaries),                            N                    100.00
        Schaumburg
----------------------------------------------------------------------------------------------------------------------
     Zurich Finance (USA), Inc., Schaumburg                                           N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Holding Company of America, Inc., Schaumburg                              N                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Life Insurance Company of America, Long Grove                             L                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Reinsurance Centre Holdings, Inc., New York                               R                    100.00
----------------------------------------------------------------------------------------------------------------------
     Zurich Payroll Solutions Ltd., New York                                          R                    100.00
----------------------------------------------------------------------------------------------------------------------
VENEZUELA
----------------------------------------------------------------------------------------------------------------------
     Zurich Seguros S.A., Caracas                                                    N/L                    89.67
----------------------------------------------------------------------------------------------------------------------
     Zurich Internacional de Venezuela, C.A. de Corretajel                            N                    100.00
         de Reasaguros Caracas
----------------------------------------------------------------------------------------------------------------------
VIETNAM
----------------------------------------------------------------------------------------------------------------------
     Zurich Insurance Company, Representative Office,                                 N                 Rep. Office
         Ho Chi Minh City
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                              CORE BUSINESS (SEE
                                                                               LEGEND AT BOTTOM
                                                                                   OF CHART)               HOLDING %
----------------------------------------------------------------------------------------------------------------------

Legend:
                  A   Asset Management             N    Non-life
                  F   Farmers Management           R    Reinsurance Services
                  L   Life

Item 30. Indemnification

         Under its By-laws, Farmers New World Life Insurance Company, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

   By-Laws of Farmers New World Life Insurance Company (as amended October 24,
                                     1995)

                                   SECTION 47

            INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

         (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

         (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

         (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

THE FARMERS FINANCIAL SOLUTIONS, LLC

         (a) Other Activity. Farmers Financial Solutions, LLC ("FFS") is one of two principal underwriters for the Policies. FFS is also the principal underwriter for Farmers Annuity Separate Account A.

         (b) Management. The following information is furnished with respect to the officers and directors of FFS:

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS*                  WITH FFS
------------------           ---------------------
Brian S. Cohen 1/            President and Director
C. Paul Patsis 2/            Chairman of the Board, Vice President and Director
James E. Hansen 3/           Director
Paul N. Hopkins 4/           Director
Gerald A. McElroy 5/         Director
Bardea C. Huppert 1/         Vice President and Chief Operating Officer
Steven K. Klein 1/           Vice President and Chief Compliance Officer
Mark Peterson 1/             Vice President and Chief Marketing Officer
Doren E. Hohl 4/             Secretary
Jon S. Arima 1/              Treasurer

-----------
(1) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.

(2) The principal business address is 3003 -- 77th Avenue, S.E. Mercer Island, Washington 98040.

(3) The principal business address is 2840 Echo Hill Way, Orange, California 92867.

(4) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(5) The principal business address is 79-050 Via Corta, LaQuinta, California 92253.

         (c) Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                (2)               (3)                 (4)                  (5)
      NAME OF       NET UNDERWRITING
    PRINCIPALE        DISCOUNTS AND     COMPENSATION ON
   UNDERWRITER         COMMISSIONS         REDEMPTION      BROKERAGE COMMISSIONS   COMPENSATION
-----------------   -----------------   ----------------   ---------------------   ------------
     FFS                 [ ]                  [ ]                  [ ]                 [ ]

WM FUNDS DISTRIBUTOR, INC.

         (a) Other Activity. WM Funds Distributor, Inc. ("WMFD") is the second principal underwriter for the Policies. WMFD is also the principal underwriter for ______________.

         (b) Management. The following information is furnished with respect to the officers and directors of WMFD:

-------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS*       POSITION AND OFFICES WITH WMFD
-------------------------------------------------------------------------------
Monte D. Calvin                            Director
1201 3rd Ave., WMT 2220
Seattle, WA 98101
-------------------------------------------------------------------------------
Joel Calvo                                 Director and Chairman
3351 Michelson Dr., Ste. 400
Irvine, CA 92612
-------------------------------------------------------------------------------
Sandra A. Cavanaugh                        Director
21009 Foundation Place, Ste. 350
Sacramento, CA 95670
-------------------------------------------------------------------------------
Sharon L. Howells                          Director
1201 3rd Ave., WMT 2220
Seattle, WA 98101
-------------------------------------------------------------------------------
William G. Papesh                          Director
1201 3rd Ave., WMT 2220
Seattle, WA 98101
-------------------------------------------------------------------------------
Randall L. Yoakum                          Director
1201 3rd Ave., WMT 2220
Seattle, WA 98101
-------------------------------------------------------------------------------
Russell J. Adams                           First Vice President
21009 Foundation Place, Ste. 350
Sacramento, CA 95670
-------------------------------------------------------------------------------
Janine M. Bakken                           Vice President
1201 3rd Ave., WMT 0836
Seattle, WA 98101
-------------------------------------------------------------------------------
Monte D. Calvin                            First Vice President
1201 3rd Ave., WMT 2220
Seattle, WA 98101
-------------------------------------------------------------------------------
Sandra A. Cavanaugh                        Senior Vice President
21009 Foundation Place, Ste. 350
Sacramento, CA 95670
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS*       POSITION AND OFFICES WITH WMFD
-------------------------------------------------------------------------------
Glenn Commons                              Vice President
1077 FDCA
Tomball, Texas 77375
-------------------------------------------------------------------------------
Leslie Harrison                            Vice President
17901 Von Karman Ave., 5thFloor
Irvine, CA 92614
-------------------------------------------------------------------------------
Hans Henselman                             Vice President
3351 Michelson Dr., Ste. 400
Irvine, CA 92612
-------------------------------------------------------------------------------
Sharon L. Howells                          First Vice President and Corporate
1201 3rd Ave., WMT 2220                    Secretary
Seattle, WA 98101
-------------------------------------------------------------------------------
Joel H. Jonczyk                            Vice President
10500 NE 8th
Bellevue, WA 98004
-------------------------------------------------------------------------------
William G. Papesh                          President
1201 3rd Ave., WMT 2220
Seattle, WA 98101
-------------------------------------------------------------------------------
Debra C. Ramsey                            Vice President
21009 Foundation Place, Ste. 350
Sacramento, CA 95670
-------------------------------------------------------------------------------
Robert O. Schadt                           Assistant Vice President
500 Pacific Ave.
Bremerton, WA 98337
-------------------------------------------------------------------------------
Mary K. Simonson                           First Vice President
3351 Michelson Dr., Ste. 400
Irvine, CA 92612
-------------------------------------------------------------------------------
John T. West                               Vice President
1201 3rd Ave., WMT 2210
Seattle, WA 98101
-------------------------------------------------------------------------------
David M. Williams                          Treasurer
1201 3rd Ave., WMT 1935
Seattle, WA 98101
-------------------------------------------------------------------------------

         * WMT is the abbreviation for Washington Mutual Tower.

         (c) Compensation from the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                      (2)                  (3)                (4)                 (5)
                          NET UNDERWRITING
  NAME OF PRINCIPAL         DISCOUNTS AND         COMPENSATION ON      BROKERAGE
     UNDERWRITER             COMMISSIONS            REDEMPTION         COMMISSIONS        COMPENSATION
 ------------------       -----------------         ----------         -----------        ------------
         WMFD                    [__]                  [__]               [__]                [__]

Item 32.   Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Farmers New World Life Insurance Company at 3003 77th Avenue, S.E., Mercer Island, Washington 98040, at 2500 Farmers Way, Columbus,

OH 43235, and at McCamish Systems, L.L.C., Insurance Administrators, 6425 Powers Ferry Road, Atlanta, GA 30339.

Item 33.   Management Services

         All management contracts are discussed in Part A or Part B.

Item 34.   Fee Representation

         Farmers New World Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Farmers New World Life Insurance Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Variable Life Separate Account A has duly caused this Post-Effective Amendment No. 1 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 25th day of February, 2003.

                                            FARMERS VARIABLE LIFE SEPARATE
                                            ACCOUNT A
                                            (Registrant)

Attest:   /s/ John R. Patton                By:  /s/ C. Paul Patsis
       ----------------------------              -------------------------
       John R. Patton                            C. Paul Patsis
       Assistant Vice President             President
          and Secretary                          Farmers New World Life
       Farmers New World Life                       Insurance Company
          Insurance Company

                                            By:  FARMERS NEW WORLD LIFE
                                                 INSURANCE
                                                 (Depositor)

Attest:   /s/ John R. Patton                By:  /s/ C. Paul Patsis
       ----------------------------              -------------------------
       John R. Patton                            C. Paul Patsis
       Assistant Vice President             President
          and Secretary                          Farmers New World Life
       Farmers New World Life                       Insurance Company
          Insurance Company

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                    Title                                      Date
---------                                    -----                                      ----
________________________      Director                                           February 25, 2003
Jerry J. Carnahan*/

________________________      Chairman of the Board and Director                 February 25, 2003
Martin D. Feinstein*/

________________________      Director                                           February 25, 2003
Paul N. Hopkins*/

Signature                                       Title                                  Date
---------                                       -----                                  ----
________________________      Chief Marketing Officer, Vice President and        February 25, 2003
Michael W. Keller*/           Director

________________________      Vice President, Actuary and Director               February 25, 2003
Ryan R. Larson*/

________________________      President, Chief Executive Officer and             February 25, 2003
C. Paul Patsis*/              Director
                              (Principal Executive Officer)

________________________      Vice President, Assistant Secretary and            February 25, 2003
James I. Randolph*/           Director

________________________      Director                                           February 25, 2003
Gary R. Severson*/

________________________      Director                                           February 25, 2003
Richard M. Shriver*/

________________________      Director                                           February 25, 2003
John F. Sullivan, Jr.*/

/s/ Leeann G. Badgett         Assistant Treasurer (Principal Financial           February 25, 2003
--------------------------    Officer and Principal Accounting Officer)
Leeann G. Badgett

/s/ C. Paul Patsis            On February 25, 2003 as Attorney-in-Fact pursuant to powers of
--------------------------    attorney filed herewith or by previous amendment.
*/ By:  C. Paul Patsis